REGISTRATION NOS.   2-50931
                                                                       811-02485

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-1A
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No.
                        Post-Effective Amendment No. 56
                                     and/or
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 34
                        (Check appropriate box or boxes)

                         JOHN HANCOCK CURRENT INTEREST
               (Exact Name of Registrant as Specified in Charter)
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                    (Address of Principal Executive Offices)
               Registrant's Telephone Number including Area Code
                                 (617) 375-1700

                                SUSAN S. NEWTON
                          Vice President and Secretary
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                    (Name and Address of Agent for Service)

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[ ]  on (DATE) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)
[X]  on May 1, 1998 pursuant to paragraph (a) of Rule 485

if appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

List all funds in the Trust:
     John Hancock Money Market Fund
     John Hancock U.S. Government Cash Reserve Fund


Item Number Form N-1A,                                                          Statement of Additional
      Part A                          Prospectus Caption                          Information Caption
      ------                          ------------------                          -------------------
        1                     Front Cover Page                                             *
        2                     Overview; Investor Expenses;                                 *

        3                     Financial Highlights                                         *

        4                     Overview; Goal and Strategy; Portfolio                       *
                              Securities; Risk Factors; Business
                              Structure; More About Risk

        5                     Overview; Business Structure;                                *
                              Manager/Subadviser; Investor Expenses

        6                     Choosing a Share Class; Buying Shares;                       *
                              Selling Shares; Transaction Policies;
                              Dividends and Account Policies;
                              Additional Investor Services

        7                     Choosing a Share Class; How Sales Charges                    *
                              are Calculated; Sales Charge Deductions
                              and Waivers; Opening an Account; Buying
                              Shares; Transaction Policies; Additional
                              Investor Services

        8                     Selling Shares; Transaction Policies;                        *
                              Dividends and Account Policies

        9                     Not Applicable                                               *

       10                                        *                         Front Cover Page

       11                                        *                         Table of Contents

       12                                        *                         Organization of the Fund

       13                                        *                         Investment Objectives and Policies;
                                                                           Certain Investment Practices;
                                                                           Investment Restrictions

       14                                        *                         Those Responsible for Management

       15                                        *                         Those Responsible for Management

       16                                        *                         Investment Advisory; Subadvisory
                                                                           and Other Services; Distribution
                                                                           Contract; Transfer Agent Services;
                                                                           Custody of Portfolio; Independent
                                                                           Auditors

       17                                        *                         Brokerage Allocation

       18                                        *                         Description of Fund's Shares

       19                                        *                         Net Asset Value; Additional
                                                                           Services and Programs

       20                                        *                         Tax Status

       21                                        *                         Distribution Contract

       22                                        *                         Calculation of Performance

       23                                        *                         Financial Statements


                              JOHN HANCOCK

                              Money Market
                              Funds

                              [LOGO]
--------------------------------------------------------------------------------


Prospectus
May 1, 1998


This prospectus gives vital information about these funds. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Please note that these funds:
o  are not bank deposits
o  are not federally insured
o  are not endorsed by any bank or government agency
o  are not government-guaranteed
o  are not guaranteed to achieve their goal(s)
o  may not be able to maintain a stable $1 share price

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Money Market Fund

U.S. Government Cash Reserve

[LOGO] JOHN HANCOCK FUNDS
       A Global Investment Management Firm

       101 Huntington Avenue, Boston, Massachusetts 02199-7603

Contents

--------------------------------------------------------------------------------

A fund-by-fund look at                    Money Market Fund                    4
goals, strategies, risks,
expenses and financial history.           U.S. Government Cash Reserve         6

Policies and instructions for             Your Account
opening, maintaining and                  Choosing a share class               8
closing an account in                     How sales charges are calculated     8
either money market fund.                 Opening an account                   8
                                          Buying shares                        9
                                          Selling shares                      10
                                          Transaction policies                12
                                          Dividends and account policies      12
                                          Additional investor services        13

                                          Fund details
Details that apply to                     Business structure                  14
both money market funds.                  Sales compensation                  15

                                          Types of investment risk            15

                                          For more information        back cover

Overview

--------------------------------------------------------------------------------

GOAL OF THE MONEY MARKET FUNDS

John Hancock money market funds seek current income and preservation of capital. Both funds invest primarily in money market instruments, strive to maintain a stable $1 share price and offer checkwriting for easy liquidity. Be sure to read all risk disclosure carefully before investing.

WHO MAY WANT TO INVEST

These funds may be appropriate for people who:

o require stability of principal

o are seeking a mutual fund for the money market portion of an asset allocation portfolio

o need to "park" their money temporarily

o consider themselves savers rather than investors

o are investing emergency reserves

Money market funds may NOT be appropriate if you:

o want federal deposit insurance

o are seeking an investment that is likely to outpace inflation

o are investing for growth or maximum current income

THE MANAGEMENT FIRM


John Hancock money market funds are managed by John Hancock Advisers, Inc. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Mutual Life Insurance Company and manages more than $26 billion in assets.


FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Clip art] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip art] Portfolio securities The primary types of securities in which the fund invests.

[Clip art] Risk factors The major risk factors associated with the fund.

[Clip art] Portfolio management The individual or group designated by the investment adviser to handle the fund's day-to-day management.

[Clip art] Expenses The overall costs borne by an investor in the fund, including sales charges and annual expenses.

[Clip art] Financial highlights A table showing the fund's financial performance for up to ten years, by share class. A bar chart showing total return allows you to compare the fund's historical risk level to those of other funds.

Money Market Fund

REGISTRANT NAME: JOHN HANCOCK CURRENT INTEREST
                     TICKER SYMBOL  CLASS A: JHMXX  CLASS B: TSMXX  CLASS C: N/A
--------------------------------------------------------------------------------

GOAL AND STRATEGY

[Clip art] The fund seeks the maximum current income that is consistent with maintaining liquidity and preserving capital. The fund intends to maintain a stable $1 share price.

PORTFOLIO SECURITIES

[Clip art] The fund may invest exclusively in U.S. dollar-denominated money market securities, including those issued by:

o U.S. and foreign banks
o corporate issuers
o the U.S. Government and its agencies and instrumentalities
o municipalities
o foreign governments
o multinational organizations
  such as the World Bank

The fund may lend securities to financial institutions, enter into repurchase agreements, engage in short-term trading and purchase securities on a when-issued or forward commitment basis. The fund may also invest up to 10% of net assets in illiquid investments.

No more than 5% of assets may be invested in securities rated in the second-highest short-term category (or unrated equivalents). The rest of the fund's investments must be in the highest short-term category.

No more than 25% of assets may be invested in obligations that are issued either by foreign banks or by foreign branches of U.S. banks, unless these obligations are backed by the U.S. parent bank.

The fund maintains an average maturity of 90 days or less, and does not invest in securities with maturities of more than 13 months.

RISK FACTORS

[Clip art] The yield paid by the fund will vary with changes in interest rates. There is a remote risk that the fund's share price could fall below $1, which would reduce the value of your account.

To the extent that the fund uses certain securities and practices, it may be affected by additional risks:

o restricted and illiquid securities: liquidity, valuation, market risks
o securities lending, repurchase agreements: credit risk
o short-term trading: market risk, as well as potentially higher transaction costs
o forward commitments and when-issued securities: market, opportunity, leverage risks

These risks are defined in "Types of investment risk" on page 15.

This mutual fund is not a bank account and is not insured or guaranteed by any financial institution or government body. Please read "Types of investment risk" carefully before investing.

PORTFOLIO MANAGEMENT

[Clip art] The fund's investment decisions are made by a portfolio management team. Team members are part of the adviser's staff of money market research analysts and portfolio managers.

--------------------------------------------------------------------------------

INVESTOR EXPENSES


[Clip art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the 1997 fiscal year end, adjusted to reflect any changes. Class C expenses are based on Class B expenses as no Class C shares were issued or outstanding during the past year. Future expenses may be greater or less.

--------------------------------------------------------------------------------
Shareholder transaction expenses              Class A    Class B    Class C
--------------------------------------------------------------------------------
Maximum sales charge imposed
on purchases (as a percentage of
offering price)                               none       none       none
Maximum sales charge imposed on
reinvested dividends                          none       none       none
Maximum deferred sales charge                 none       5.00%      1.00%
Redemption fee(1)                             none       none       none
Exchange fee                                  none       none       none

--------------------------------------------------------------------------------
Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
Management fee(2)                             0.40%      0.40%      0.40%
12b-1 fee(2,3)                                0.15%      1.00%      1.00%
Other expenses                                0.56%      0.56%      0.56%
Total fund operating expenses(2)              1.11%      1.96%      1.96%


Example. The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
Share class                     Year 1      Year 3      Year 5      Year 10
--------------------------------------------------------------------------------
Class A shares                  $11         $35         $61         $135
Class B shares
   Assuming redemption
   at end of period             $70         $92         $126        $207
   Assuming no redemption       $20         $62         $106        $207
Class C shares
   Assuming redemption
   at end of period             $30         $62         $106        $229
   Assuming no redemption       $20         $62         $106        $229

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.


(1)  Does not include wire redemption fee (currently $4.00).
(2) Reflects the adviser's agreement to limit the management fee and the 12b-1 fee on Class A shares. Without this limitation, the management fee would be 0.50%, the 12b-1 fee on Class A shares would be 0.25% and total fund operating expenses would be 1.31% for Class A shares and 2.06% for Class B shares and Class C shares. The adviser may terminate this limitation in the future.


(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


4 MONEY MARKET FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[Clip art] The figures below have been audited by the fund's independent auditors, Ernst & Young LLP.

[The table below is represented here as a bar graph.]


Year-by-year total
investment return (%)   0.06(4)  6.06  7.40  6.30  4.61  1.73  0.85  1.87  4.07  3.71  1.45(4)  2.00(4)(9)
(scale varies from                                                                      five     six
fund to fund)                                                                          months   months

------------------------------------------------------------------------------------------------------------------------------------
Class A - year ended:                                             10/95(1)   10/96     3/97(2)   9/97(9)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $1.00     $1.00     $1.00    $1.00
Net investment income (loss)                                        0.01      0.05      0.02     0.02
Less distributions:
   Dividends from net investment income                           (0.01)    (0.05)    (0.02)   (0.02)
Net asset value, end of period                                     $1.00     $1.00     $1.00    $1.00
Total investment return at net asset value(3) (%)                  0.64(4)    4.56    1.80(4)   2.44(4)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                      20,942   262,475   359,453  257,198
Ratio of expenses to average net assets (%)                        1.07(5)    1.17    1.10(5)   0.87(5)
Ratio of net investment income (loss) to average net assets (%)    4.94(5)    4.41    4.44(5)   4.81(5)

------------------------------------------------------------------------------------------------------------------------------------
Class B - year ended:                                         10/87(1)     10/88       10/89     10/90     10/91     10/92
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                           $1.00       $1.00       $1.00     $1.00     $1.00     $1.00
Net investment income (loss)                                  0.0007        0.06        0.07      0.06      0.05      0.02
Less distributions:
   Dividends from net investment income                      (0.0007)      (0.06)      (0.07)    (0.06)    (0.05)    (0.02)
Net asset value, end of period                                 $1.00       $1.00       $1.00     $1.00     $1.00     $1.00
Total investment return at net asset value(3) (%)               0.06(4)     6.06        7.40      6.30      4.61      1.73
Total adjusted investment return at
net asset value(3,7) (%)                                        0.04(4)     5.16        6.93      6.15      4.49        --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                   2,535       7,692      13,610    21,099    20,763    31,480
Ratio of expenses to average net assets (%)                     0.01(4)     1.51        2.12      2.16      2.11      2.47
Ratio of adjusted expenses to average net assets(8) (%)         0.03(4)     2.41        2.59      2.31      2.23        --
Ratio of net investment income (loss) to
average net assets (%)                                          0.07(4)     6.01        7.16      6.11      4.57      1.69
Ratio of adjusted net investment income (loss)
to average net assets(8) (%)                                    0.05(4)     5.11        6.69      5.96      4.45        --

------------------------------------------------------------------------------------------------------------------------------------
Class B - year ended:                                          10/93    10/94    10/95(6)   10/96    3/97(2)         9/97(9)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                           $1.00    $1.00     $1.00     $1.00     $1.00         $1.00
Net investment income (loss)                                    0.01     0.02      0.04      0.04      0.01          0.02
Less distributions:
   Dividends from net investment income                        (0.01)   (0.02)    (0.04)    (0.04)    (0.01)        (0.02)
Net asset value, end of period                                 $1.00    $1.00     $1.00     $1.00     $1.00         $1.00
Total investment return at net asset value(3) (%)               0.85     1.87      4.07      3.71      1.45(4)       2.00(4)
Total adjusted investment return at
net asset value(3,7) (%)                                          --       --        --        --        --            --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                  31,546   58,366    54,313   108,162   130,056       107,300
Ratio of expenses to average net assets (%)                     2.44     2.06      1.92      2.00      1.96(5)       1.72(5)
Ratio of adjusted expenses to average net
assets(8) (%)                                                     --       --        --        --        --            --
Ratio of net investment income (loss) to
average net assets (%)                                          0.85     1.97      3.96      3.58      3.60(5)       3.96(5)
Ratio of adjusted net investment income (loss)
to average net assets(8) (%)                                      --       --        --        --        --            --

(1) Class A and Class B shares commenced operations on September 12, 1995 and October 26, 1987, respectively.
(2) Effective March 31, 1997, the fiscal year end changed from October 31 to March 31.
(3) Assumes dividend reinvestment and does not reflect the effect of any sales charges.
(4) Not annualized.
(5) Annualized.
(6) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the fund.
(7) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(8) Unreimbursed, without fee reductions.
(9) Unaudited.


                                                             MONEY MARKET FUND 5

U.S. Government Cash Reserve

REGISTRANT NAME: JOHN HANCOCK CURRENT INTEREST
                                                            TICKER SYMBOL: TGVXX
--------------------------------------------------------------------------------

GOAL AND STRATEGY

[Clip art] The fund seeks the maximum current income that is consistent with maintaining liquidity and preserving capital. To pursue this goal, the fund invests primarily in short-term U.S. Government securities, as described below. The fund intends to maintain a stable $1 share price.

PORTFOLIO SECURITIES

[Clip art] The fund invests in securities that are issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Not all of these securities are backed by the full faith and credit of the U.S. Government. The fund maintains an average maturity of 90 days or less, and does not invest in securities with maturities of more than 13 months. The fund may enter into repurchase agreements and may engage in short-term trading.

RISK FACTORS

[Clip art] The yield paid by the fund will vary with changes in interest rates. There is a remote risk that the fund's share price could fall below $1, which would reduce the value of your account.

To the extent that the fund uses certain securities and practices, it may be affected by additional risks:

o  repurchase agreements: credit risk
o short-term trading: market risk, as well as potentially higher transaction costs that the fund must absorb.

These risks are defined in "Types of investment risk" on page 15.

The U.S. Government does not guarantee the market value or the current yield of government securities, nor does the government's guarantee in any way extend to the fund itself. Please read "Types of investment risk" carefully before investing.

PORTFOLIO MANAGEMENT

[Clip art] The fund's investment decisions are made by a portfolio management team. Team members are part of the adviser's staff of U.S. Government securities research analysts and portfolio managers.

There is a $20,000 minimum initial investment for this fund.

--------------------------------------------------------------------------------
INVESTOR EXPENSES


[Clip art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the 1997 fiscal year end, adjusted to reflect any changes. Future expenses may be greater or less.


--------------------------------------------------------------------------------
Shareholder transaction expenses                            Class A
--------------------------------------------------------------------------------
Maximum sales charge imposed on
purchases (as a percentage of
offering price)                                               none
Maximum sales charge imposed
on reinvested dividends                                       none
Maximum deferred sales charge                                 none
Redemption fee                                                none
Exchange fee                                                  none
-------------------------------------------------------------------------------
Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
Management fee (after expense limitation)(1)                 0.00%
12b-1 fee (after limitation)(1)                              0.00%
Other expenses (after limitation)(1)                         0.35%
Total fund operating expenses (after limitation)(1)          0.35%

Example. The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
Share class                     Year 1      Year 3      Year 5      Year 10
--------------------------------------------------------------------------------
Class A shares                  $4          $11         $20         $44

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Reflects the adviser's and distributor's temporary agreement to limit expenses. Without this limitation, management fees would be 0.50%, 12b-1 fee would be 0.15%, other expenses would be 0.38% and total fund operating expenses would be 1.03%.


6 U.S. GOVERNMENT CASH RESERVE

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[Clip art] The figures below have been audited by the fund's independent auditors, Ernst & Young LLP.

[The table below is represented here as a bar graph.]

Year-by-year total investment return (%)             5.25  5.50  8.02  8.66  7.42  4.95  3.25  3.04  5.07  5.59  4.37(5)  2.69(4)(8)
(scale varies from fund to fund)                                                                                  ten      six
                                                                                                                 months   months

------------------------------------------------------------------------------------------------------------------------------------
Year ended:                                                   5/87       5/88     5/89      5/90      5/91     5/92
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                         $1.00      $1.00    $1.00     $1.00     $1.00    $1.00
Net investment income (loss)                                  0.05       0.05     0.08      0.08      0.07     0.05
Less distributions:
   Dividends from net investment income                     (0.05)     (0.05)   (0.08)    (0.08)    (0.07)   (0.05)
Net asset value, end of period                               $1.00      $1.00    $1.00     $1.00     $1.00    $1.00
Total investment return at
net asset value(3) (%)                                        5.25       5.50     8.02      8.66      7.42     4.95
Total adjusted investment return at
net asset value(3,5) (%)                                      5.25       5.50     7.78      8.35      7.11     4.62
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                73,048     48,774   69,346   164,509   200,092  109,358
Ratio of expenses to average net assets (%)                   0.91       1.05     0.55      0.35      0.35     0.35
Ratio of adjusted expenses to average
net assets(6) (%)                                             0.91       1.05     0.79      0.66      0.66     0.68
Ratio of net investment income (loss) to
average net assets (%)                                        5.13       5.42     8.29      8.27      7.21     4.86
Ratio of adjusted net investment income (loss)
to average net assets(6) (%)                                  5.13       5.42     8.05      7.96      6.90     4.53

------------------------------------------------------------------------------------------------------------------------------------
Year ended:                                                 5/93        5/94     5/95(1)    5/96    3/97(2)    9/97(8)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance                               $1.00     $1.00     $1.00     $1.00    $1.00     $1.00
Net asset value, beginning of period                           0.03      0.03      0.05      0.05     0.04      0.03
Net investment income (loss)
Less distributions:                                          (0.03)    (0.03)    (0.05)    (0.05)   (0.04)    (0.03)
   Dividends from net investment income                       $1.00     $1.00     $1.00     $1.00    $1.00     $1.00
Net asset value, end of period
Total investment return at                                     3.25      3.04      5.07      5.59    4.37(4)   2.69(4)
net asset value(3) (%)
Total adjusted investment return at                            2.93      2.74      4.69      4.84    3.93(4)   2.49(4)
net asset value(3,5) (%)
Ratios and supplemental data                                123,106    94,408    29,131    28,907   55,321    59,335
Net assets, end of period (000s omitted) ($)                   0.35      0.35      0.35      0.35    0.35(7)   0.35(7)
Ratio of expenses to average net assets (%)
Ratio of adjusted expenses to average                          0.67      0.65      0.73      1.10    0.88(7)   0.76(7)
net assets(6) (%)
Ratio of net investment income (loss) to                       3.19      2.96      4.79      5.41    5.15(7)   5.32(7)
average net assets (%)
Ratio of adjusted net investment income (loss)                 2.87      2.66      4.41      4.66    4.62(7)   4.91(7)
to average net assets(6) (%)

(1) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the fund.
(2) Effective March 31, 1997, the fiscal year end changed from May 31, to March 31.
(3)  Assumes dividend reinvestment.
(4)  Not annualized
(5) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(6)  Unreimbursed, without fee reduction.
(7)  Annualized
(8)  Unaudited.



                                                  U.S. GOVERNMENT CASH RESERVE 7

Your account
--------------------------------------------------------------------------------

CHOOSING A SHARE CLASS


Money Market Fund offers three classes of shares, Class A, Class B and Class C. Money Market Fund's Class A shares have lower expenses and are therefore more advantageous for most investors. All shares of U.S. Government Cash Reserve are Class A shares.

------------------------------------------------------------------------------------------------------------------------------------
Class A                                 Class B for Money Market Fund only            Class C for Money Market Fund only
------------------------------------------------------------------------------------------------------------------------------------
o No front-end sales charges.           o No front-end sales charge; all your         o No front-end sales charge, all your money
                                          money goes to work for you right away.        goes to work for you right away.

                                        o Higher annual expenses than Class A         o Higher annual expenses than Class A shares.
                                          shares
                                                                                      o A 1% contingent deferred sales charge on
o Lower annual expenses than            o A contingent deferred sales charge            shares sold within one year of purchase.
  Class B and Class C shares.             that declines from 5% over 6 years.
                                                                                      o No automatic conversion to Class A shares,
                                                                                        so the fund's annual expenses continue at
                                                                                        the same level throughout the life of your
                                                                                        investment.
                                        o Automatic conversion to Class A shares
                                          after eight years, thus reducing future
                                          annual expenses.


For actual past expenses of Class A and Class B shares, see the fund-by-fund information earlier in this prospectus.

It is presently the policy of Signature Services not to accept any order of $100,000 or more for Class B shares or any order of $1 million or more for Class C shares. In these circumstances it would be more beneficial for the investor to purchase Class A shares.

--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

Class B Money Market Fund Class B shares are offered at their net asset value per share, without any initial sales charge. However, there is a contingent deferred sales charge (CDSC) on shares you sell within six years of buying them. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The longer the time between the purchase and the sale of shares, the lower the rate of the CDSC:

--------------------------------------------------------------------------------
Money Market Fund Class B deferred charges
--------------------------------------------------------------------------------

Years after purchase                       CDSC on shares being sold

1st year                                   5.00%
2nd year                                   4.00%
3rd or 4th year                            3.00%
5th year                                   2.00%
6th year                                   1.00%
After 6 years                              None

All purchases made during a calendar month are counted as having been made on the FIRST day of that month.

CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.


Class C Money Market Fund Class C shares are offered at their net asset value per share, without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) of 1% on shares you sell within one year of purchase. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less.



8 YOUR ACCOUNT

CDSC calculations are based on the number of shares involved, not on the value of your account. Each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC.

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the FIRST day of that month.

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for Money Market Fund Class B and Class C shares will generally be waived in the following cases:


o  to make payments through certain systematic withdrawal plans
o  to make distributions from a retirement plan
o  because of shareholder death or disability

To utilize: if you think you may be eligible for a CDSC waiver, contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge as long as Signature Services is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To utilize: contact your financial representative or Signature Services.

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments are as follows:

   o Money Market Fund: $1,000
   o non-retirement account: $1,000
   o retirement account: $250
   o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month
   o U.S. Government Cash Reserve: $20,000

3 Complete the appropriate parts of the account application, carefully following the instructions. If you have questions, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges section of the application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.


                                                                  YOUR ACCOUNT 9

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------
               Opening an account                 Adding to an account

By check

[Clip art]     o Make out a check for the          o Make out a check for the
                 investment amount, payable to       investment amount payable
                 "John Hancock Signature             to "John Hancock Signature
                 Services, Inc."                     Services, Inc."

               o Deliver the check and your        o Fill out the detachable
                 completed application to your       investment slip from an
                 financial representative, or        account statement. If no
                 mail them to Signature Services     slip is available, include
                 (address on next page).             a note specifying the fund
                                                     name, your share class,
                                                     your account number and
                                                     the name(s) in which the
                                                     account is registered.

                                                   o Deliver the check and your
                                                     investment slip or note to
                                                     your financial
                                                     representative, or mail
                                                     them to Signature Services
                                                     (address on next page).

By exchange

[Clip art]     o Call your financial                o Call your financial
                 representative or Signature          representative or
                 Services to request an               Signature Services to
                 exchange.                            request an exchange.

By wire

[Clip art]     o Deliver your completed             o Instruct your bank to wire
                 application to your financial        the amount of your
                 representative, or mail              investment to:
                 it to Signature Services.            First Signature Bank
                                                      & Trust
                                                      Account # 900000260
               o Obtain your account number           Routing # 211475000
                 by calling your financial            Specify the fund name,
                 representative or                    your share class, your
                 Signature Services.                  account number and the
                                                      name(s)in which the
               o Instruct your bank to wire           account is registered.
                 the amount of your investment        Your bank may charge a
                 to:                                  fee to wire funds.
                 First Signature Bank & Trust
                 Account # 900000260
                 Routing # 211475000
                 Specify the fund name, your
                 choice of share class, the new
                 account number and the name(s)
                 in which the account is
                 registered. Your bank may
                 charge a fee to wire funds.

               o To receive the dividend for the
                 same day you invest, you must
                 place your order with Signature
                 Services by 12 noon Eastern Time
                 that day.

By phone

[Clip art]     o See "By wire" and "By exchange."   o Verify that your bank or
                                                      credit union is a member
                                                      of the Automated Clearing
                                                      House (ACH) system.

                                                    o Complete the "Invest-By-
                                                      Phone" and "Bank
                                                      Information" sections on
                                                      your account application.

                                                    o Call Signature Services to
                                                      verify that these features
                                                      are in place on your
                                                      account.

                                                    o Tell the Signature
                                                      Services representative
                                                      the fund name, your share
                                                      class, your account
                                                      number, the name(s) in
                                                      which the account is
                                                      registered and the amount
                                                      of your investment.

To open or add to an account using the Monthly Automatic Accumulation Program, see "Additional investor services."

                                    ----------------------------------------
                                    Address
                                    John Hancock Signature Services, Inc.
                                    1 John Hancock Way, Suite 1000
                                    Boston, MA 02217-1000

                                    Phone number
                                    1-800-225-5291

                                    Or contact your financial representative
                                    for instructions and assistance.
                                    ----------------------------------------


10 YOUR ACCOUNT

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------
          Designed for                       To sell some or all of your shares

By letter

[Clip art]o Accounts of any type.            o Write a letter of instruction
          o Sales of any amount.               or complete a stock power
                                               indicating the fund name, your
                                               share class, your account
                                               number, the name(s) in which
                                               the account is registered and
                                               the dollar value or number of
                                               shares you wish to sell.

                                             o Include all signatures and any
                                               additional documents that may
                                               be required (see next page).

                                             o Mail the materials to Signature
                                               Services.

                                             o A check will be mailed to the
                                               name(s) and address in which
                                               the account is registered, or
                                               otherwise according to your
                                               letter of instruction.

By phone

[Clip art]o Most accounts.                   o For automated service 24 hours
                                               a day using your touch-tone
          o Sales of up to $100,000.           phone, call the EASI-Line at
                                               1-800-338-8080.

                                             o To place your order with a
                                               representative at John Hancock
                                               Funds, call Signature Services
                                               between 8 A.M. and 4 P.M.
                                               Eastern Time on most business
                                               days.

By wire or electronic funds transfer (EFT)

[Clip art]o Requests by letter to            o Fill out the "Telephone
            sell any amount (accounts          Redemption" section of your
            of any type).                      new account application.

          o Requests by phone to sell        o To verify that the telephone
            up to $100,000 (accounts           redemption privilege is in
            with telephone redemption          place on an account, or to
            privileges).                       request the forms to add it
                                               to an existing account, call
                                               Signature Services.

                                             o Amounts of $1,000 or more will
                                               be wired on the next business
                                               day. A $4 fee will be deducted
                                               from your account.

                                             o Amounts of less than $1,000
                                               may be sent by EFT or by check.
                                               Funds from EFT transactions
                                               are generally available by
                                               the second business day.
                                               Your bank may charge a fee
                                               for this service.

                                             o To receive the dividend for the
                                               same day you sell, your order
                                               must be accepted after 12 noon
                                               Eastern Time that day.

By exchange

[Clip art]o Accounts of any type.            o Obtain a current prospectus for
                                               the fund into which you are
          o Sales of any amount.               exchanging by calling your
                                               financial representative or
                                               Signature Services.

                                             o Call your financial
                                               representative or Signature
                                               Services to request an exchange.

By check

[Clip art]o  Any account with checkwriting   o  Request checkwriting
             privileges.                        on your account
                                                application.
          o  Sales of over $100.
                                             o  Verify that the shares
                                                to be sold were purchased
                                                more than 10 days earlier
                                                or were purchased by wire.

                                             o  Write a check for any amount
                                                over $100.


11  YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o  your address of record has changed within the past 30 days
o  you are selling more than $100,000 worth of shares
o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You can generally obtain a signature guarantee from the following sources:

o  a broker or securities dealer
o  a federal savings, cooperative or other type of bank
o  a savings and loan or other thrift institution
o  a credit union
o  a securities exchange or clearing agency

A notary public CANNOT provide a signature guarantee.

--------------------------------------------------------------------------------
Seller                                  Requirements for written requests
                                                                      [Clip art]
--------------------------------------------------------------------------------

Owners of individual, joint,            o Letter of instruction.

sole proprietorship, UGMA/UTMA          o On the letter, the signatures and
(custodial accounts for minors)           titles of all persons authorized to
or general partner accounts.              sign for the account, exactly as
                                          the account is registered.

                                        o Signature guarantee if applicable
                                          (see above).

Owners of corporate or                  o Letter of instruction.
association accounts.
                                        o Corporate resolution, certified
                                          within the past twelve months.

                                        o On the letter and the resolution,
                                          the signature of the person(s)
                                          authorized to sign for the account.

                                        o Signature guarantee if applicable
                                          (see above).

Owners or trustees of trust accounts.   o Letter of instruction.

                                        o On the letter, the signature(s) of
                                          the trustee(s).

                                        o If the names of all trustees are
                                          not registered on the account,
                                          please also provide a copy of the
                                          trust document certified within the
                                          past twelve months.

                                        o Signature guarantee if applicable
                                          (see above).

Joint tenancy shareholders whose        o Letter of instruction signed by
co-tenants are deceased.                  surviving tenant.

                                        o Copy of death certificate.

                                        o Signature guarantee if applicable
                                          (see above).

Executors of shareholder estates.       o Letter of instruction signed by
                                          executor.

                                        o Copy of order appointing executor.

                                        o Signature guarantee if applicable
                                          (see above).

Administrators, conservators,           o Call 1-800-225-5291 for
guardians and other sellers or            instruction.
account types not listed above.


12  YOUR ACCOUNT

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value per share (NAV) for each fund and class is determined twice each business day at 12 noon and at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time), by dividing a class's net assets by the number of its shares outstanding. To help the fund maintain its $1 constant share price, portfolio investments are valued at cost, and any discount or premium created by market movements is amortized to maturity.


Buy and sell prices Investors buy and sell all shares at the NAV. When you sell Class B or Class C shares, the deferred sales charge may be subtracted, as described earlier.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated (normally $1) after your request is received by Signature Services.


At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, Signature Services will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or taxpayer ID number and other relevant information. If appropriate measures are taken, Signature Services is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.


Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other. The registration for both accounts involved must be identical. If no sales charge was paid on Class A shares, you will pay the sales charge imposed by the new fund. Otherwise, your Class A shares will be exchanged without a sales charge. Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate as they had before the exchange, except that the rate will change to the new fund's rate if that rate is higher. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.


To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties that, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. A fund may also refuse any exchange order. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Certificated shares All money market fund shares are electronically recorded. Certificated shares are not available.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:
o after every transaction (except a dividend reinvestment) that affects your account balance
o after any changes of name or address of the registered owner(s)
o in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.


                                                                 YOUR ACCOUNT 13

Dividends The funds generally declare dividends daily and pay them monthly. Purchases by wire or other federal funds that are accepted before 12 noon Eastern Time will receive the dividend declared that day. Other orders, including those that are not accompanied by federal funds, will begin receiving dividends the following day. Redemption orders accepted before 12 noon Eastern Time will not receive that day's dividends.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend payable date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.

Taxability of dividends As long as a fund meets the requirements for being a tax-qualified regulated investment company, which each fund has in the past and intends to in the future, it pays no federal income tax on the earnings it distributes to shareholders.

Consequently, dividends you receive from a money market fund, whether reinvested or taken as cash, are generally considered taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. However, as long as a fund maintains a stable share price, you will not have a gain or loss on shares you sell or exchange.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, Signature Services may charge you $10 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:
o  Complete the appropriate parts of your account application.
o If you are using MAAP to open an account, make out a check for your first investment amount ($25 minimum for all funds except U.S. Government Cash Reserve) payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:
o  Make sure you have at least $5,000 worth of shares in your account.
o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).
o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.
o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.
o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.


Retirement plans John Hancock Funds offers a range of retirement plans, including IRAs, SIMPLE IRAs, SIMPLE 401(k)s, SEPs, 401(k)s, money purchase pension and profit-sharing plans. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.



14 YOUR ACCOUNT

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

How the funds are organized Each John Hancock money market fund is an open-end management investment company or a series of such a company.

Each fund is supervised by a board of trustees, an independent body that has ultimate responsibility for the fund's activities. The board retains various companies to carry out the fund's operations, including the investment adviser, custodian, transfer agent and others (see diagram). The board has the right, and the obligation, to terminate the fund's relationship with any of these companies and to retain a different company if the board believes it is in the shareholders' best interests. At a mutual fund's inception, the initial shareholder (typically the adviser) appoints the fund's board. Thereafter, the board and the shareholders determine the board's membership. The board of the John Hancock money market funds may include individuals who are affiliated with the investment adviser. However, the majority of board members must be independent.

The funds do not hold annual shareholder meetings, but may hold special meetings for such purposes as electing or removing board members, changing fundamental policies, approving a management contract or approving a 12b-1 plan (12b-1 fees are explained in "Sales compensation").

[The following information was represented as a flow chart in the printed material.]

                                -----------------
                                  Shareholders
                                -----------------

Distribution and
shareholder services

                -------------------------------------------------
                          Financial services firms and
                             their representatives

                     Advise current and prospective share-
                    holders on their fund investments, often
                  in the context of an overall financial plan.
                -------------------------------------------------

                -------------------------------------------------
                             Principal distributor

                            John Hancock Funds, Inc.
                             101 Huntington Avenue
                             Boston, MA 02199-7603

                    Markets the funds and distributes shares
                  through selling brokers, financial planners
                      and other financial representatives.
                -------------------------------------------------

             ------------------------------------------------------
                                 Transfer agent

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                             Boston, MA 02217-1000

                Handles shareholder services, including record-
               keeping and statements, distribution of dividends
                    and processing of buy and sell requests.
             ------------------------------------------------------

                      ------------------------------------
                               Investment adviser

                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                             Boston, MA 02199-7603

                        Manages the funds' business and
                             investment activities.
                      ------------------------------------

                      ------------------------------------
                                   Custodian

                           Investors Bank & Trust co.
                              200 Clarendon Street
                                Boston, MA 02116

                      Holds the funds' assets, settles all
                     portfolio trades and collects most of
                        the valuation data required for
                          calculating each fund's NAV.
                      ------------------------------------

                      ------------------------------------
                                    Trustees

                        Supervise the funds' activities.
                      ------------------------------------


                                                                 YOUR ACCOUNT 15

Accounting compensation The funds compensate the adviser for performing tax and financial management services. Annual compensation is not expected to exceed 0.02% of each fund's average net assets.

Portfolio trades In placing portfolio trades, the adviser may use brokerage firms that market the fund's shares or are affiliated with John Hancock Mutual Life Insurance Company, but only when the adviser believes no other firm offers a better combination of quality execution (i.e., timeliness and completeness) and favorable price.

Investment goals U.S. Government Cash Reserve's investment goal and Money Market Fund's 25% investment limitation on foreign bank obligations are fundamental and may only be changed with shareholder approval.

Diversification Both money market funds are diversified.

--------------------------------------------------------------------------------
SALES COMPENSATION

As part of their business strategies, the funds, along with John Hancock Funds, pay compensation to financial services firms that sell the funds' shares. These firms typically pass along a portion of this compensation to your financial representative.

Compensation payments originate from two sources: from sales charges and from 12b-1 fees that are paid out of the funds' assets ("12b-1" refers to the federal securities regulation that authorizes annual fees of this type). The 12b-1 fee rates vary by fund and by share class, according to Rule 12b-1 plans adopted by the funds. The sales charges and 12b-1 fees paid by investors are detailed in the fund-by-fund information.


Distribution fees may be used to pay for sales compensation to financial services firms, marketing and overhead expenses and, for Class B and Class C shares, interest expenses.


--------------------------------------------------------------------------------
Class B unreimbursed distribution expenses(1)
--------------------------------------------------------------------------------
                                      Unreimbursed            As a % of
Fund                                  expenses                net assets

Money Market                          $897,288                0.93%

(1) As of the most recent fiscal year end covered by the fund's financial highlights. These expenses may be carried forward indefinitely.


Class C shares began operations after the 1997 fiscal year. Therefore, there are no unreimbursed expenses to report.


Initial compensation Whenever you make an investment in Class B shares of Money Market Fund, the financial services firm receives a commission equal to 3.75% of the offering price. The firm also receives the first year's service fee equal to 0.25% of the net amount invested.


Whenever you make an investment in Class C shares of Money Market Fund, the financial services firm receives a commission equal to 0.75% of the offering price. The firm also receives the first year's service fee equal to 0.25% of the net amount invested.

Annual compensation Beginning with the second year after an investment is made, the financial services firm receives an annual service fee of 0.15% of its total eligible net assets in Money Market Fund Class A shares and 0.25% of its total eligible net assets in Class B and Class C shares. This fee is paid quarterly in arrears.


Financial services firms selling large amounts of fund shares may receive extra compensation. This compensation, which John Hancock Funds pays out of its own resources, may include asset retention fees as well as reimbursement for marketing expenses.
--------------------------------------------------------------------------------
Types of Investment Risk

Credit risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Common to all debt securities.

Interest rate risk The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values.

Leverage risk Associated with securities or practices (such as when-issued and forward commitment transactions) that multiply small market movements into large changes in value.

Liquidity risk The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

Management risk The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

Market risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Common to all debt securities and the mutual funds that invest in them.

Opportunity risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Valuation risk The risk that a fund has valued certain of its securities at a higher price than it can sell them for.


16 FUND DETAILS

For more information

--------------------------------------------------------------------------------

Two documents are available that offer further information on John Hancock money market funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes financial statements, detailed performance information, portfolio holdings, a statement from portfolio management and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the funds. The current annual/semiannual report is included in the SAI.


A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference (is legally a part of this prospectus). You may visit the Securities and Exchange Commision's internet website (www.sec.gov) to view the SAI, material incorporated by reference and other information.


To request a free copy of the current annual/semiannual report or SAI, please write or call:


John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000
Telephone: 1-800-225-5291
EASI-Line: 1-800-338-8080
TDD: 1-800-544-6713
Internet website:
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[LOGO] JOHN HANCOCK FUNDS
       A Global Investment Management Firm

       101 Huntington Avenue
       Boston, Massachusetts 02199-7603


       John Hancock (R)                        (C) 1996 John Hancock Funds, Inc.
       Financial Services                                             MNYPN 5/98


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                         JOHN HANCOCK MONEY MARKET FUND


                       Class A, Class B and Class C Shares
                       Statement Of Additional Information

                                   May 1, 1998

This Statement of Additional Information provides information about John Hancock Money Market Fund (the "Fund"), in addition to the information that is contained in the combined Money Market Funds' Prospectus dated May 1, 1998 (the "Prospectus"). The Fund is a diversified series of John Hancock Current Interest (the "Trust").


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000
                                 1-800-225-5291

                                Table of Contents

                                                                          Page
                                                                          ----


Organization of the Fund ...............................................   2
Investment Objective and Policies ......................................   2
Investment Restrictions ................................................   8
Those Responsible for Management .......................................  10
Investment Advisory and Other Services .................................  19
Distribution Contracts .................................................  21
Net Asset Value ........................................................  23
Purchase of Class A Shares .............................................  24
Deferred Sales Charge on Class B and Class C Shares ....................  24
Special Redemptions ....................................................  27
Additional Services and Programs .......................................  28
Description of the Fund's Shares .......................................  29
Tax Status .............................................................  31
Calculation of Performance .............................................  33
Brokerage Allocation ...................................................  34
Transfer Agent Services ................................................  36
Custody of Portfolio ...................................................  36
Independent Auditors ...................................................  36
Appendix ...............................................................  A-1
Financial Statements ...................................................  F-1

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ORGANIZATION OF THE FUND


The Fund is a series of the Trust, an open-end investment management company organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts. Prior to December 2, 1996, the Fund was a series portfolio of John Hancock Series, Inc.("John Hancock Series, Inc."), an open-end management investment company organized as a Maryland corporation. Prior to September 12, 1995, the Fund was called John Hancock Money Market Fund B. Prior to December 22, 1994, the Fund was called Transamerica Money Market Fund B.


John Hancock Advisers, Inc. (the "Adviser") is the Fund's investment adviser, a wholly-owned indirect subsidiary of John Hancock Mutual Life Insurance Company (the "Life Company"), a Massachusetts life insurance company chartered in 1862 with national headquarters at John Hancock Place, Boston, Massachusetts.

INVESTMENT OBJECTIVE AND POLICIES


The following information supplements the discussion of the Fund's investment objective and policies discussed in the Prospectus. There is no assurance that the Fund will achieve its investment objective.

The Fund seeks to provide maximum current income that is consistent with maintaining liquidity and preserving capital. The Fund invests in high quality money market instruments. The Fund's investments will be subject to the market fluctuation and risks inherent in all securities.


The Fund seeks to achieve its objective by investing in money market instruments including, but not limited to, U.S. Government, municipal and foreign governmental securities; obligations of supranational organizations (e.g., the World Bank and the International Monetary Fund); obligations of U.S. and foreign banks and other lending institutions; corporate obligations; repurchase agreements and reverse repurchase agreements. As a fundamental policy, the Fund may not invest more than 25% of its total assets in obligations issued by (i) foreign banks and (ii) foreign branches of U.S. banks where the Adviser has determined that the U.S. bank is not unconditionally responsible for the payment obligations of the foreign branch. All of the Fund's investments will be denominated in U.S. dollars.

At the time the Fund acquires its investments, they will be rated (or issued by an issuer that is rated with respect to a comparable class of short-term debt obligations) in one of the two highest rating categories for short-term debt obligations assigned by at least two nationally recognized rating organizations (or one rating organization if the obligation was rated by only one such organization). These high quality securities are divided into "first tier" and "second tier" securities. First tier securities have received the highest rating from at least two rating organizations (or one, if only one has rated the security). Second tier securities have received ratings within the two highest categories from at least two rating agencies (or one, if only one has rated the security), but do not qualify as first tier securities. The Fund may also purchase obligations that are not rated, but are determined by the Adviser, based on procedures adopted by the Trustees, to be of comparable quality to rated first or second tier securities. The Fund may not purchase any second tier security if, as a result of its purchase (a) more than 5% of its total assets would be invested in second tier securities or (b) more than 1% of its total assets or $1 million (whichever is greater) would be invested in the second tier securities of a single issuer.


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Ratings as Investment Criteria. In general, the ratings of Moody's Investors
Service, Inc. (" Moody's") and Standard & Poor's Ratings Group ("S&P") represent the opinions of these agencies as to the quality of the securities which they rate. It should be emphasized, however, that such ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Fund as initial criteria for the selection of portfolio securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix A contains further information concerning the ratings of Moody's and S&P and their significance.

Subsequent to its purchase by either Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither of these events will require the sale of the securities by the Fund, but the Adviser will consider the event in its determination of whether the Fund should continue to hold the securities.

All of the Fund's investments will mature in 397 days or less. The Fund will maintain an average dollar-weighted portfolio maturity of 90 days or less.

The Fund's investment objective and except as otherwise expressly provided, its investment policies are non-fundamental and may be changed by a vote of the Trustees without shareholder approval.

Government Securities. The Fund may invest in U.S. Government securities, which are obligations issued or guaranteed by the U.S. Government and its agencies, authorities or instrumentalities. Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association certificates ("Ginnie Maes"), are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by Federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of the Federal Home Loan Mortgage Corporation ("Freddie Macs"), and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association Bonds ("Fannie Maes"). No assurance can be given that the U.S. Government will provide financial support to such Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.

Custodial Receipts. The Fund may acquire custodial receipts in respect of U.S. government securities. Such custodial receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds. These custodial receipts are known by various names, including Treasury Receipts, Treasury Investors Growth Receipts ("TIGRs"), and Certificates of Accrual on Treasury Securities ("CATS"). For certain securities law purposes, custodial receipts are not considered U.S.
government securities.

Bank and Corporate Obligations. The Fund may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The commercial paper purchased by the Fund consists of direct U.S. dollar denominated obligations of domestic or foreign issuers. Bank obligations in which the Fund may invest include certificates of deposit, bankers' acceptances and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.

Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect,


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that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers' acceptances rank junior to domestic deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

Municipal Obligations. The Fund may invest in a variety of municipal obligations which consist of municipal bonds, municipal notes and municipal commercial paper.

Municipal Bonds. Municipal bonds are issued to obtain funds for various public purposes including the construction of a wide range of public facilities such as airports, highways, bridges, schools, hospitals, housing, mass transportation, streets and water and sewer works. Other public purposes for which municipal bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds for many types of local, privately operated facilities. Such debt instruments are considered municipal obligations if the interest paid on them is exempt from federal income tax. The payment of principal and interest by issuers of certain obligations purchased by the Fund may be guaranteed by a letter of credit, note repurchase agreement, insurance or other credit facility agreement offered by a bank or other financial institution. Such guarantees and the creditworthiness of guarantors will be considered by the Adviser in determining whether a municipal obligation meets the Fund's investment quality requirements. No assurance can be given that a municipality or guarantor will be able to satisfy the payment of principal or interest on a municipal obligation.

Municipal Notes. Municipal notes are short-term obligations of municipalities, generally with a maturity ranging from six months to three years. The principal types of such notes include tax, bond and revenue anticipation notes and project notes.

Municipal Commercial Paper. Municipal commercial paper is a short-term obligation of a municipality, generally issued at a discount with a maturity of less than one year. Such paper is likely to be issued to meet seasonal working capital needs of a municipality or interim construction financing. Municipal commercial paper is backed in many cases by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks and other institutions.

Federal tax legislation enacted in the 1980s placed substantial new restrictions on the issuance of the bonds described above and in some cases eliminated the ability of state or local governments to issue municipal obligations for some of the above purposes. Such restrictions do not affect the Federal income tax treatment of municipal obligations in which the Fund may invest which were issued prior to the effective dates of the provisions imposing such restrictions. The effect of these restrictions may be to reduce the volume of newly issued municipal obligations.

Issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws,


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if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due the principal of and interest on their municipal obligations may be affected.

The yields of municipal bonds depend upon, among other things, general money market conditions, general conditions of the municipal bond market, size of a particular offering, the maturity of the obligation and rating of the issue. The ratings of S&P, Moody's and Fitch Investors Service ("Fitch") represent their respective opinions on the quality of the municipal bonds they undertake to rate. It should be emphasized, however, that ratings are general and not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields and municipal bonds of the same maturity and coupon with different ratings may have the same yield. Many issuers of securities choose not to have their obligations rated. Although unrated securities eligible for purchase by the Fund must be determined to be comparable in quality to securities having certain specified ratings, the market for unrated securities may not be as broad as for rated securities since many investors rely on rating organizations for credit appraisal.

Investments in Foreign Securities. The Fund may invest in U.S. dollar denominated foreign securities and certificates of deposit, bankers' acceptances and fixed time deposits and other obligations issued by foreign banks and their U.S. and foreign branches and foreign branches of U.S. banks. The Fund may also invest in municipal instruments backed by letters of credit issued by certain foreign banks. Under current Securities and Exchange Commission ("SEC") rules relating to the use of the amortized cost method of portfolio securities valuation, the Fund is restricted to purchasing U.S. dollar denominated securities.

Investing in obligations of non-U.S. issuers and foreign banks, particularly securities of issuers located in emerging countries, may entail greater risks than investing in similar securities of U.S. issuers. These risks include (i) social, political and economic instability; (ii) the small current size of the markets for many such securities and the currently low or nonexistent volume of trading, which may result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; and
(v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property.

Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.

Foreign securities will be purchased in the best available market, whether through over-the-counter markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio


                                       5
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transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

The dividends, in some cases, capital gains, and interest payable on certain of the Fund's foreign portfolio securities, may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund's shareholders.

Repurchase Agreements. In a repurchase agreement the Fund buys a security for a relatively short period (generally not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities during the period which the Fund seeks to enforce its rights thereto, possible subnormal levels of income decline in value of the underlying securities or lack of access to income during this period as well as the expense of enforcing its rights. The Fund will not invest in a repurchase agreement maturing in more than seven days, if such investment, together with other illiquid securities held by the Fund (including restricted securities) would exceed 10% of the Fund's net assets.

Reverse Repurchase Agreements. The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, the Fund will establish and maintain with the Fund's custodian a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements. In addition, the Fund will not enter into reverse repurchase agreements or borrow money in eexcess of 33 1/3% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes, or pledge, mortgage or hypothecate an amount of its assets (taken at market value) in excess of 15% of its total assets, in each case taken at the lower of cost or


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market value. For this purpose, collateral arrangements with respect to options, futures contracts, options on futures contracts and collateral arrangements with respect to initial and variation margins are not considered a pledge of assets. The Fund will enter into reverse repurchase agreements only with federally insured banks or savings and loan associations which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Adviser will monitor the creditworthiness of the banks involved.

Restricted Securities. The Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on Section 4(2) of the 1933 Act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 10% of its net assets in illiquid investments. If the Trustees determine, based upon a continuing review of the trading markets for Section 4(2) paper or specific Rule 144A securities, that they are liquid, they will not be subject to the 10% limit. The Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued and forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities, of any type or maturity, equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Lending of Securities. The Fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities and money market funds. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities involved in the transaction. As a result, the Fund


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may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. It is a fundamental policy of the Fund not to lend portfolio securities having a total value exceeding 30% of its total assets.

Short-Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held a relatively brief period of time. The Fund may attempt to maximize current income through short-term portfolio trading. This will involve selling portfolio instruments and purchasing different instruments to take advantage of yield disparities in different segments of the market for Government Obligations. Short-term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly greater brokerage expenses. The Fund's portfolio turnover rate is set forth in the table under the caption "Financial Highlights" in the Prospectus.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions.

The following investment restrictions will not be changed without the approval of a majority of the Fund's outstanding voting securities, which as used in the Prospectus and this Statement of Additional Information, means the approval by the lesser of (1) the holders of 67% or more of the Fund's shares represented at a meeting if more than 50% of the Fund's outstanding shares are present in person or by proxy at the meeting or (2) more than 50% of the Fund's outstanding shares.

The Fund may not:

(1) Borrow money in an amount in excess of 33 1/3% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes (except that it may enter into a reverse repurchase agreement within the limits described in the Prospectus or this Statement of Additional Information), or pledge, mortgage or hypothecate an amount of its assets (taken at market value) in excess of 15% of its total assets, in each case taken at the lower of cost or market value. For the purpose of this restriction, collateral arrangements with respect to options, futures contracts, options on futures contracts and collateral arrangements with respect to initial and variation margins are not considered a pledge of assets.

(2) Underwrite securities issued by other persons except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933 in selling a portfolio security.

(3) Purchase or retain real estate (including limited partnership interests but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein and securities secured by real estate), or mineral leases, commodities or commodity contracts (except contracts for the future delivery of fixed income securities, stock index and currency futures and options on such futures) in the ordinary course of its business. The Fund reserves the freedom of action to hold and to sell real estate or mineral leases, commodities or commodity contracts acquired as a result of the ownership of securities.

(4) Invest in direct participation interests in oil, gas or other mineral exploration or development programs.

(5) Make loans to other persons except by the purchase of obligations in which the Fund is authorized to invest and by entering into repurchase agreements; provided that the Fund

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      may lend its portfolio securities not in excess of 30% of its total assets
      (taken at market value). Not more than 10% of the Fund's total assets (taken at market value) will be subject to repurchase agreements maturing in more than seven days. For these purposes the purchase of all or a portion of an issue of debt securities shall not be considered the making of a loan.

(6) Purchase the securities of any issuer if such purchase, at the time thereof, would cause more than 5% of its total assets (taken at market value) to be invested in the securities of such issuer, other than securities issued or guaranteed by the United States or any state or political subdivision thereof, or any political subdivision of any such state, or any agency or instrumentality of the United States, any state or political subdivision thereof, or any political subdivision of any such state. In applying these limitations, a guarantee of a security will not be considered a security of the guarantor, provided that the value of all securities issued or guaranteed by that guarantor, and owned by the Fund, does not exceed 10% of the Fund's total assets. In determining the issuer of a security, each state and each political subdivision agency, and instrumentality of each state and each multi-state agency of which such state is a member is a separate issuer. Where securities are backed only by assets and revenues of a particular instrumentality, facility or subdivision, such entity is considered the issuer.

(7)   Invest in companies for the purpose of exercising control or management.

(8) Purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Fund, or is a member, partner, officer or Director of the Adviser, if after the purchase of the securities of such issuer by the Fund one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value.

(9) Purchase any securities or evidences of interest therein on margin, except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities.

(10) Sell any security which the Fund does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities without payment of further consideration equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon equivalent conditions.

(11) Knowingly invest in securities which are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., trading in the security is suspended or market makers do not exist or will not entertain bids or offers), except for repurchase agreements, if, as a result thereof more than 10% of the Fund's total assets (taken at market value) would be so invested. (The Staff of the Securities and Exchange Commission has taken the position that a money market fund may not invest more than 10% of its net assets in illiquid securities. The Fund has undertaken with the Staff to require, that as a matter of operating policy, it will not invest in illiquid securities in an amount exceeding 10% of its net assets.)

(12) Issue any senior security (as that term is defined in the Investment Company Act of 1940 (the "Investment Company Act")) if such issuance is specifically prohibited by the

      Investment Company Act or the rules and regulations promulgated thereunder. For the purpose of this restriction, collateral arrangements with respect to options, Futures Contracts and Options on futures contracts and collateral arrangements with respect to initial and variation margins are not deemed to be the issuance of a senior security.

In addition, the Fund may not invest more than 25% of its total assets in obligations issued by (i) foreign banks or (ii) foreign branches of U.S. banks where the Adviser has determined that the U.S. bank is not unconditionally responsible for the payment obligations of the foreign branch. Also, the Fund may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) if such purchase, at the time thereof, would cause the Fund to hold more than 10% of any class of securities of such issuer. For this purpose, all indebtedness of an issuer maturing in less than one year shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class.

Non-fundamental Investment Restrictions. The following investment restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval.

The Fund may not purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations, the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

If a percentage restriction or rating restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the Fund's portfolio securities or a later change in the rating of a portfolio security will not be considered a violation of the policy.

THOSE RESPONSIBLE FOR MANAGEMENT


The business of each Fund is managed by its Trustees who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Fund are also Officers and Directors of the Adviser or Officers and Directors of the Fund's principal distributor, John Hancock Funds, Inc. ("John Hancock Funds").

                           Positions Held             Principal Occupation(s)
Name and Address           With the Company           During the Past Five Years
----------------           ----------------           --------------------------

Edward J. Boudreau, Jr. *  Trustee, Chairman and      Chairman, Director and
101 Huntington Avenue      Chief Executive Officer    Chief Executive Officer,
Boston, MA  02199          (1, 2)                     the Adviser; Chairman,
October 1944                                          Director and Chief
                                                      Executive Officer, The
                                                      Berkeley Financial Group,
                                                      Inc. ("The Berkeley
                                                      Group"); Chairman and
                                                      Director, NM Capital
                                                      Management, Inc. ("NM
                                                      Capital"), John Hancock
                                                      Advisers International
                                                      Limited ("Advisers
                                                      International") and
                                                      Sovereign Asset Management
                                                      Corporation ("SAMCorp");
                                                      Chairman, Chief Executive
                                                      Officer and President,
                                                      John Hancock Funds, Inc.
                                                      ("John Hancock Funds");
                                                      Chairman, First Signature
                                                      Bank and Trust Company;
                                                      Director, John Hancock
                                                      Insurance Agency, Inc.
                                                      ("Insurance Agency,
                                                      Inc."), John Hancock
                                                      Advisers International
                                                      (Ireland) Limited
                                                      ("International Ireland"),
                                                      John Hancock Capital
                                                      Corporation and New
                                                      England/Canada Business
                                                      Council; Member,
                                                      Investment Company
                                                      Institute Board of
                                                      Governors; Director, Asia
                                                      Strategic Growth Fund,
                                                      Inc.; Trustee, Museum of
                                                      Science; Director, John
                                                      Hancock Freedom Securities
                                                      Corporation (until
                                                      September 1996); Director,
                                                      John Hancock Signature
                                                      Services, Inc. ("Signature
                                                      Services") (until January
                                                      1997).

----------
* Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)   A member of the Investment Committee of the Adviser.
(3)   Member of the Audit Committee and the Administration Committee.

                           Positions Held             Principal Occupation(s)
Name and Address           With the Company           During the Past Five Years
----------------           ----------------           --------------------------

James F. Carlin            Trustee (3)                Chairman and CEO, Carlin
233 West Central Street                               Consolidated, Inc.
Natick, MA 01760                                      (management/investments);
April 1940                                            Director, Arbella Mutual
                                                      Insurance Company
                                                      (insurance), Health Plan
                                                      Services, Inc.,
                                                      Massachusetts Health and
                                                      Education Tax Exempt
                                                      Trust, Flagship
                                                      Healthcare, Inc., Carlin
                                                      Insurance Agency, Inc.,
                                                      West Insurance Agency,
                                                      Inc. (until May 1995), Uno
                                                      Restaurant Corp.;
                                                      Chairman, Massachusetts
                                                      Board of Higher Education
                                                      (since 1995).

William H. Cunningham      Trustee (3)                Chancellor, University
601 Colorado Street                                   of Texas System and
O'Henry Hall                                          former President of the
Austin, TX 78701                                      University of Texas,
January 1944                                          Austin, Texas; Lee Hage
                                                      and Joseph D. Jamail
                                                      Regents Chair of Free
                                                      Enterprise; Director,
                                                      LaQuinta Motor Inns, Inc.
                                                      (hotel management
                                                      company); Director,
                                                      Jefferson-Pilot
                                                      Corporation (diversified
                                                      life insurance company)
                                                      and LBJ Foundation Board
                                                      (education foundation);
                                                      Advisory Director, Texas
                                                      Commerce Bank - Austin.

----------
* Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)   A member of the Investment Committee of the Adviser.
(3)   Member of the Audit Committee and the Administration Committee.

                           Positions Held             Principal Occupation(s)
Name and Address           With the Company           During the Past Five Years
----------------           ----------------           --------------------------

Charles F. Fretz           Trustee (3)                Retired; self employed;
RD #5, Box 300B                                       Former Vice President
Clothier Springs Road                                 and Director, Towers,
Malvern, PA  19355                                    Perrin, Foster & Crosby,
June 1928                                             Inc. (international
                                                      management consultants)
                                                      (1952-1985).

Harold R. Hiser, Jr.       Trustee (3)                Executive Vice
123 Highland Avenue                                   President,
Short Hill, NJ  07078                                 Schering-Plough
October 1931                                          Corporation
                                                      (pharmaceuticals)
                                                      (retired 1996);
                                                      Director, ReCapital
                                                      Corporation
                                                      (reinsurance) (until
                                                      1995).

Anne C. Hodsdon *          Trustee and President      President, Chief
101 Huntington Avenue      (1,2)                      Operating Officer and
Boston, MA  02199                                     Director, the Adviser;
April 1953                                            Trustee, The Berkeley
                                                      Group; Director, John
                                                      Hancock Funds, Advisers
                                                      International, Insurance
                                                      Agency, Inc. and
                                                      International Ireland;
                                                      President and Director,
                                                      SAMCorp. and NM Capital;
                                                      Executive Vice
                                                      President, the Adviser
                                                      (until December 1994);
                                                      Director, Signature
                                                      Services (until January
                                                      1997).

Charles L. Ladner          Trustee (3)                Director, Energy North,
UGI Corporation                                       Inc. (public utility
P.O. Box 858                                          holding company) (until
Valley Forge, PA  19482                               1992); Senior Vice
February 1938                                         President of UGI Corp.
                                                      Holding Company Public
                                                      Utilities, LPGAS, Vice
                                                      President of Amerigas
                                                      Partners L.P.

----------
* Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)   A member of the Investment Committee of the Adviser.
(3)   Member of the Audit Committee and the Administration Committee.

                           Positions Held             Principal Occupation(s)
Name and Address           With the Company           During the Past Five Years
----------------           ----------------           --------------------------

Leo E. Linbeck, Jr.        Trustee (3)                Chairman, President,
3810 W. Alabama                                       Chief Executive Officer
Houston, TX 77027                                     and Director, Linbeck
August 1934                                           Corporation (a holding
                                                      company engaged in various
                                                      phases of the construction
                                                      industry and warehousing
                                                      interests); Former
                                                      Chairman, Federal Reserve
                                                      Bank of Dallas (1992,
                                                      1993); Chairman of the
                                                      Board and Chief Executive
                                                      Officer, Linbeck
                                                      Construction Corporation;
                                                      Director, PanEnergy
                                                      Corporation (a diversified
                                                      energy company), Daniel
                                                      Industries, Inc.
                                                      (manufacturer of gas
                                                      measuring products and
                                                      energy related equipment),
                                                      GeoQuest International
                                                      Holdings, Inc. (a
                                                      geophysical consulting
                                                      firm) (1980-1993); Former
                                                      Director, Greater Houston
                                                      Partnership (1980 -1995).

Patricia P. McCarter       Trustee (3)                Director and Secretary,
1230 Brentford Road                                   The McCarter Corp.
Malvern, PA  19355                                    (machine manufacturer).
May 1928

----------
* Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)   A member of the Investment Committee of the Adviser.
(3)   Member of the Audit Committee and the Administration Committee.

                           Positions Held             Principal Occupation(s)
Name and Address           With the Company           During the Past Five Years
----------------           ----------------           --------------------------

Steven R. Pruchansky       Trustee (1, 3)             Director and President,
4327 Enterprise Avenue                                Mast Holdings, Inc.
Naples, FL  33942                                     (since 1991); Director,
August 1944                                           First Signature Bank &
                                                      Trust Company (until
                                                      August 1991); Director,
                                                      Mast Realty Trust (until
                                                      1994); President,
                                                      Maxwell Building Corp.
                                                      (until 1991).

Richard S. Scipione *      Trustee (1)                General Counsel, John
John Hancock Place                                    Hancock Life Company;
P.O. Box 111                                          Director, the Adviser,
Boston, MA  02117                                     Advisers International,
August 1937                                           John Hancock Funds, John
                                                      Hancock Distributors,
                                                      Inc., Insurance Agency,
                                                      Inc., John Hancock
                                                      Subsidiaries, Inc.,
                                                      SAMCorp. and NM Capital;
                                                      Director, The Berkeley
                                                      Group; Director, JH
                                                      Networking Insurance
                                                      Agency, Inc.; Director,
                                                      Signature Services
                                                      (until January 1997).

Norman H. Smith            Trustee (3)                Lieutenant General,
243 Mt. Oriole Lane                                   United States Marine
Linden, VA  22642                                     Corps; Deputy Chief of
March 1933                                            Staff for Manpower and
                                                      Reserve Affairs,
                                                      Headquarters Marine Corps;
                                                      Commanding General III
                                                      Marine Expeditionary
                                                      Force/3rd Marine Division
                                                      (retired 1991).

----------
* Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)   A member of the Investment Committee of the Adviser.
(3)   Member of the Audit Committee and the Administration Committee.

                           Positions Held             Principal Occupation(s)
Name and Address           With the Company           During the Past Five Years
----------------           ----------------           --------------------------

John P. Toolan             Trustee (3)                Director, The Smith
13 Chadwell Place                                     Barney Muni Bond Funds,
Morristown, NJ  07960                                 The Smith Barney
September 1930                                        Tax-Free Money Funds,
                                                      Inc., Vantage Money Market
                                                      Funds (mutual funds), The
                                                      Inefficient-Market Fund,
                                                      Inc. (closed-end
                                                      investment company) and
                                                      Smith Barney Trust Company
                                                      of Florida; Chairman,
                                                      Smith Barney Trust Company
                                                      (retired December, 1991);
                                                      Director, Smith Barney,
                                                      Inc., Mutual Management
                                                      Company and Smith Barney
                                                      Advisers, Inc. (investment
                                                      advisers) (retired 1991);
                                                      Senior Executive Vice
                                                      President, Director and
                                                      member of the Executive
                                                      Committee, Smith Barney,
                                                      Harris Upham & Co.,
                                                      Incorporated (investment
                                                      bankers) (until 1991).

Robert G. Freedman         Vice Chairman and Chief    Vice Chairman and Chief
101 Huntington Avenue      Investment Officer (2)     Investment Officer, the
Boston, MA  02199                                     Adviser; Director, the
July 1938                                             Adviser, Advisers
                                                      International, John
                                                      Hancock Funds, SAMCorp.,
                                                      Insurance Agency, Inc.,
                                                      Southeastern Thrift & Bank
                                                      Fund and NM Capital;
                                                      Director and Senior Vice
                                                      President, The Berkeley
                                                      Group; President, the
                                                      Adviser (until December
                                                      1994); Director, Signature
                                                      Services (until January
                                                      1997).

----------
* Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)   A member of the Investment Committee of the Adviser.
(3)   Member of the Audit Committee and the Administration Committee.

                           Positions Held             Principal Occupation(s)
Name and Address           With the Company           During the Past Five Years
----------------           ----------------           --------------------------

James B. Little            Senior Vice President and  Senior Vice President,
101 Huntington Avenue      Chief Financial Officer    the Adviser, The
Boston, MA  02199                                     Berkeley Group, John
February 1935                                         Hancock Funds.

John A. Morin              Vice President             Vice President and
101 Huntington Avenue                                 Secretary, the Adviser,
Boston, MA  02199                                     The Berkeley Group,
July 1950                                             Signature Services and
                                                      John Hancock Funds;
                                                      Secretary, NM Capital and
                                                      SAMCorp.; Clerk, Insurance
                                                      Agency, Inc.; Counsel,
                                                      John Hancock Mutual Life
                                                      Insurance Company (until
                                                      February 1996), and Vice
                                                      President of John Hancock
                                                      Distributors, Inc. (until
                                                      April 1994).

Susan S. Newton            Vice President and         Vice President, the
101 Huntington Avenue      Secretary                  Adviser; John Hancock
Boston, MA  02199                                     Funds, Signature
March 1950                                            Services and The
                                                      Berkeley Group; Vice
                                                      President, John Hancock
                                                      Distributors, Inc.
                                                      (until April 1994).

James J. Stokowski         Vice President and         Vice President, the
101 Huntington Avenue      Treasurer                  Adviser.
Boston, MA  02199
November 1946

----------
* Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)   A member of the Investment Committee of the Adviser.
(3)   Member of the Audit Committee and the Administration Committee.

From December 22, 1994 until December 22, 1996, the Trustees established an Advisory Board to facilitate a smooth transition between Transamerica Fund Management Company ("TFMC"), the prior investment adviser, and the Adviser. The members of the Advisory Board were distinct from the Trustees, did not serve the Fund in any other capacity and are persons who had no power to determine what securities are purchased or sold and behalf of the Fund.

Compensation of the Trustees and Advisory Board. The following tables provide information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees and the Advisory Board members for their services. Messrs. Boudreau, Scipione and Ms. Hodsdon, each a non-Independent Trustee, and each of the officers of the Fund who are interested persons of the Adviser, are compensated by the Adviser and/or its affiliates and receive no compensation from the Fund for their services.

                                                      Total Compensation
                                                      from all Funds in
                           Aggregate                  John Hancock
                           Compensation               Fund Complex to
Trustees                   from the Fund*             the Trustees**
--------                   --------------             --------------

James F. Carlin                 $ 3,437                $ 74,250
William H. Cunningham +         $ 3,437                  74,250
Charles F. Fretz                $ 3,437                  74,500
Harold R. Hiser. Jr. +          $ 3,437                  70,250
Charles L. Ladner               $ 3,437                  74,500
Leo E. Linbeck, Jr.             $ 3,437                  74,250
Patricia P. McCarter +          $ 3,437                  74,250
Steven R. Pruchansky +          $ 3,509                  77,500
Norman H. Smith +               $ 3,509                  77,500
John P. Toolan +                $ 3,437                  74,250
                                -------                  ------
Total                           $34,514                $745,500

*     Compensation is for the period from November 1, 1996 to March 31, 1997.


** The total compensation paid by the John Hancock Fund Complex to the Independent Trustees as of the calendar year ended December 31, 1996. As of this date, there were sixty-seven funds in the John Hancock Fund Complex, with each of these Independent Trustees serving on thirty-two funds.


+ As of December 31, 1996, the value of the aggregate accrued deferred compensation amount from all funds in the John Hancock Fund Complex for Mr. Cunningham was $131,741 for Mr. Hiser was $90,972, for Ms. McCarter was $67,548, for Mr. Pruchansky was $28,731, for Mr. Smith was $32,314 and for Mr. Toolan was $ 163,385 under the John Hancock Deferred Compensation Plan for Independent Trustees.


All of the officers listed are officers or employees of the Adviser or Affiliated Companies. Some of the Trustees and officers may also be officers and/or Directors and/or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.

As of February 2, 1998, the officers and Trustees of the Trust as a group beneficially owned less than 1% of the outstanding shares of either class of the Fund. As of that date, no person or entity owned beneficially or of record 5% or more of the outstanding shares of the Fund.

                                                     Total Compensation
                                                     from all Funds in
                           Aggregate Compensation    John Hancock Fund Complex
Advisory Board Members     from the Fund*            to Advisory Board Members**
----------------------     --------------            ---------------------------

R. Trent Campbell                 $ --                 $ 47,000
Mrs. Lloyd Bentsen                $ --                   47,000
Thomas R. Powers                  $ --                   47,000
Thomas B. McDade                  $ --                   47,000
                                  ----                   ------
Total                             $ --                 $188,000

* Compensation is for the period from November 1, 1996 to 31, 1997. TAdvisory Board was discontinued as of December 22, 1996.

** Total compensation paid by the John Hancock Fund Complex is as of calendar year ended December 31, 1996.

INVESTMENT ADVISORY AND OTHER SERVICES


The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and has more than $26 billion in assets under management in its capacity as investment adviser to the Fund and the other mutual funds and publicly traded investment companies in the John Hancock group of funds having a combined total of over 1,400,000 shareholders. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of more than $100 billion, the Life Company is one of the ten largest life insurance companies in the United States, and carries a high rating from Standard & Poor's and A.M. Best's. Founded in 1862, the Life Company has been serving clients for over 130 years.


The Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser which was approved by the Fund's shareholders. Pursuant to the Advisory Agreement, the Adviser will (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged, and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.

The Fund bears all costs of its organization and operation, including expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund; the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association memberships; insurance premiums; and any extraordinary expenses.

As compensation for its services under the Advisory Agreement, the Fund pays the Adviser a monthly fee based on a stated percentage of the average daily net assets of the Fund as follows:

Average Daily Net Assets                Fee (Annual Rate)
------------------------                -----------------

     First $500 million                    0.500%*
     Next $250 million                     0.425%*
     Next $250 million                     0.375%
     Next $500 million                     0.350%
     Next $500 million                     0.325%
     Next $500 million                     0.300%
     Over $2.5 billion                     0.275%

*The Adviser has reduced the fee to 0.40% of the Fund's average daily net assets and cannot reinstate the fee without the Trustees' consent.

From time to time, the Adviser may reduce its fees or make other arrangements to limit the Fund's expenses to a specified percentage of average daily net assets. The Adviser retains the right to reimpose the advisory fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.

For the period from November 1, 1994 to December 22, 1994 and for the fiscal year ended October 31, 1994, advisory fees payable by the Fund to TFMC, the Fund's former investment adviser, were $50,611 and $214,088, respectively.

For the period from December 22, 1994 to the fiscal year ended October 31, 1995 and for the fiscal year ended October 31, 1996 and for the period from November 1, 1996 to March 31, 1997, advisory fees payable by the Fund to the Adviser, were $221,171, $1,327,385 and $694,373.

Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser or its affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser for the Fund or for other funds or clients for which the Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or its affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.


Pursuant to the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from its reckless disregard of the obligations and duties under the Advisory Agreement.

Under the Advisory Agreement, the Fund may use the name "John Hancock" or any name derived from or similar to it only for as long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the non-exclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.


The continuation of the Advisory Agreement and Distribution Agreement (discussed below) was approved by all of the Trustees. The Advisory Agreement and the Distribution Agreement will continue in effect from year to year, provided that its continuance is approved annually both (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) by a majority of the Trustees who are not parties to the Agreement or "interested persons" of any such parties. Both agreements may be terminated on 60 days written notice by either party or by vote of a majority of the outstanding voting securities of the Funds and will terminate automatically if assigned.


Administrative Services Agreement. John Hancock Series, Inc., on behalf of the Fund, was a party to an administrative services agreement with TFMC (the "Services Agreement"), pursuant to which TFMC performed bookkeeping and accounting services and functions, including preparing and maintaining various accounting books, records and other documents and keeping such general ledgers and portfolio accounts as are reasonably necessary for the operation of the Fund. Other administrative services included communications in response to shareholder inquiries and certain printing expenses of various financial reports. In addition, such staff and office space, facilities and equipment was provided as necessary to provide administrative services to the Fund. The Services Agreement was amended in connection with the appointment of the Adviser as adviser to the Fund to permit services under the Agreement to be provided to the Fund by the Adviser and its affiliates. The Services Agreement was terminated during the fiscal year 1995.

The following amounts for the Fund reflect the total of administrative services fees paid to TFMC (and to the Adviser during the period December 22, 1994 to January 16, 1995) for the fiscal years ended October 31, 1995 and 1994 were $7,517 and $46,621, respectively.


Accounting and Legal Services Agreement. The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this agreement, the Adviser provides the Fund with certain tax, accounting and legal services. For the fiscal year ended October 31, 1996, the Fund paid the Adviser $54,014 for services under this agreement. For the period from November 1, 1996 to March 31, 1997, the Fund paid the Adviser $32,549 for services under this greement.


In order to avoid conflicts with portfolio trades for the Fund, the Adviser and the Fund have adopted extensive restrictions on personal securities trading by personnel of the Adviser and its affiliates. Some of these restrictions are: pre-clearance for all personal trades and a ban on the purchase of initial public offerings, as well as contributions to specified charities of profits on securities held for less than 91 days. These restrictions are a continuation of the basic principle that the interests of the Fund and its shareholders come first.

DISTRIBUTION CONTRACTS

The Fund has a Distribution Agreement with John Hancock Funds. Under the agreement, John Hancock Funds is obligated to use its best efforts to sell shares of each class of the Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") which have entered into selling agency agreements with John Hancock Funds. John Hancock Funds accepts orders for the purchase of the shares of the Fund which are continually offered at net asset value next determined, plus an applicable sales charge, if any. In connection with the sale of Fund shares, John Hancock Funds and Selling Brokers receive compensation from a sales charge imposed, in the case of Class A shares, at the time of sale. In the case of Class B and Class C shares, the broker receives compensation immediately but John Hancock Funds is compensated on a deferred basis. John Hancock Funds may pay extra compensation to financial services firms selling large amounts of fund shares. The compensation would be calculated as a percentage of fund shares sold by the firm.

The Fund's Trustees adopted Distribution Plans with respect to each class shares (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act. Under the Plans, the Fund will pay distribution and service fees at an aggregate annual rate of up to 0.25% for Class A shares and 1.00%, for Class B and Class C shares of the Fund's average daily net assets attributable to shares of that class. Currently however, the Fund has agreed to limit fees attributable to Class A shares to 0.15% of the Fund's average daily net assets . The service fee will not exceed 0.15% or 0.25% of the Fund's average daily net assets attributable to each of shares and the remaining amount is for distribution expenses. The distribution fees will be used to reimburse John Hancock Funds for their distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Brokers and others (including affiliates of John Hancock Funds) engaged in the sale of Fund shares; (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares; and (iii) with respect to Class B and Class C shares only, interest expenses on unreimbursed distribution expenses. The service fees will be used to compensate Selling Brokers and others for providing personal and account maintenance services to shareholders. In the event the John Hancock Funds is not fully reimbursed for payments they make under the Class A Plan, these expenses will not be carried beyond twelve months from the date they were incurred. Unreimbursed expenses under the Class B and Class C Plans will be carried forward together with interest on the balance of these unreimbursed expenses. The Fund does not treat unreimbursed expenses under the Class B and Class C Plans as a liability of the Fund because the Trustees may terminate Class B and/or Class C Plans at any time. For the period from November 1, 1996 to March 31, 1997, an aggregate of $897,288 of distribution expenses or of 0.93% of the average net assets of the Class B shares of the Fund, was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees in prior periods. Class C shares did not commence operations until May 1, 1998; therefore, there are no unreimbursed expenses to report.


The Plans were approved by a majority of the voting securities of the Fund. The Plans and all amendments were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on such Plans.

Pursuant to the Plans, at least quarterly, John Hancock Funds provide the Fund with a written report of the amounts expended under the Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.

The Plans provide that they will continue in effect only so long as their continuance is approved at least annually by a majority of both the Trustees and Independent Trustees. The Plans provide that they may be terminated without penalty, (a) by vote of a majority of the Independent

Trustees, (b) by a vote of a majority of the Fund's outstanding shares of the applicable class upon 60 days' written notice to John Hancock Funds, and (c) automatically in the event of assignment. The Plans further provide that they may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Fund which has voting rights with respect to that Plan. Each plan provides, that no material amendment to the Plans will be effective unless it is approved by a vote of a majority of the Trustees and the Independent Trustees of the Fund. The holders of Class A, Class B and Class C shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of the Fund.


Amounts paid to John Hancock Funds by any class of shares of the Fund will not be used to pay the expenses incurred with respect to any other class of shares of the Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to a formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of Trustees. From time to time, the Fund may participate in joint distribution activities with other Funds and the costs of those activities will be borne by each Fund in proportion to the relative net asset value of the participating Funds.


During the period from November 1, 1996 to March 31, 1997 , the Funds paid John Hancock Funds the following amounts of expenses in connection with their services of the Fund. Class C shares did not commence operations until May 1, 1998; therefore, there are no expenses to report:


                                  Expense Items
                                  -------------

                       Printing and
                       Mailing of                                 Interest,
                       Prospectuses                Compensation   Carrying or
                       to New        Expenses of   to Selling     Other Finance
Shares    Advertising  Shareholders  Distributors  Brokers        Charges
------    -----------  ------------  ------------  -------        -------

Class A    $33,544      $2,665        $61,969       $102,049       $     --
Class B    $25,071      $2,056        $46,403       $172,697       $154,860

NET ASSET VALUE

For purposes of calculating the net asset value ("NAV") of the Fund's shares, the following procedures are utilized wherever applicable.

The Fund utilizes the amortized cost valuation method of valuing portfolio instruments in the absence of extraordinary or unusual circumstances. Under the amortized cost method, assets are valued by constantly amortizing over the remaining life of an instrument the difference between the principal amount due at maturity and the cost of the instrument to the Fund. The Trustees will from time to time review the extent of any deviation of the net asset value, as determined on the basis of the amortized cost method, from net asset value as it would be determined on the basis of available market quotations. If any deviation occurs which may result in unfairness either to new investors or existing shareholders, the Trustees will take such actions as they deem appropriate to eliminate or reduce such unfairness to the extent reasonably practicable. These actions may include selling portfolio instruments prior to maturity to realize gains or losses or to shorten the Fund's average portfolio maturity, withholding dividends, splitting, combining or otherwise recapitalizing outstanding shares or utilizing available market quotations to determine net asset value per share.

Since a dividend is declared to shareholders each time net asset value is determined, the net asset value per share of each class of the Fund will normally remain constant at $1.00 per share. There is no assurance that the Fund can maintain the $1.00 per share value. Monthly, any increase in the value of a shareholder's investment in either class from dividends is reflected as an increase in the number of shares of such class in the shareholder's account or is distributed as cash if a shareholder has so elected.

It is expected that the Fund's net income will be positive each time it is determined. However, if because of a sudden rise in interest rates or for any other reason the net income of the Fund determined at any time is a negative amount, the Fund will offset the negative amount against income accrued during the month for each shareholder account. If at the time of payment of a distribution such negative amount exceeds a shareholder's portion of accrued income, the Fund may reduce the number of its outstanding shares by treating the shareholder as having contributed to the capital of the Fund that number of full or fractional shares which represents the amount of excess. By investing in either class of shares of the Fund, shareholders are deemed to have agreed to make such a contribution. This procedure permits the Fund to maintain its net asset value at $1.00 per share.

If in the view of the Trustees it is inadvisable to continue the practice of maintaining net asset value at $1.00 per share, the Trustees reserve the right to alter the procedures for determining net asset value. The Fund will notify shareholders of any such alteration.

The NAV for the fund and class is determined twice each business day at 12 noon and at the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern Time), by dividing a class's net assets by the number of its shares outstanding. To help the Fund maintain its $1 constant share price, portfolio investments are valued at cost, and any discount or premium created by market movements is amortized to maturity.

PURCHASE OF CLASS A SHARES

Class A shares of the Fund will be sold at their net asset value without a sales charge. Share certificates will not be issued unless requested by the shareholder in writing, and then only will be issued for full shares. The Trustees reserve the right to change or waive the Fund's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Fund's best interest.

DEFERRED SALES CHARGE ON CLASS B AND CLASS C SHARES


Investments in Class B and Class C shares are purchased at net asset value per share without the imposition of a sales charge so the Fund will receive the full amount of the purchase payment.

Contingent Deferred Sales Charge. Class B and Class C shares which are redeemed within six years or one year of purchase, respectively, will be subject to a contingent deferred sales charge ("CDSC") at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B or Class C shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase prices, including all shares derived from reinvestment of dividends or capital gains distributions.

Class B and Class C shares are not available to full-service defined contribution plans administered by John Hancock Signature Services Inc. ("Signature Services") or the Life Company that had more than 100 eligible employees at the inception of the Fund account.

The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchases of both Class B and Class C shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period for Class B or one year CDSC redemption period for Class C or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period for Class B shares. For this purpose, the amount of any increase in a share's value above its initial purchase price is regarded as a share exempt from CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price.


When requesting a redemption for a specific dollar amount please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Example:

You have purchased 100 shares at $1 per share. The second year after your purchase, you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

*     Proceeds of 50 shares redeemed at $1 per share                     $50
*     Minus proceeds of 10 shares not subject to CDSC
      (dividend reinvestment)                                            -10
                                                                         ---
*     Amount subject to CDSC                                             $40


Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to select Selling Brokers for selling Class B and Class C shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of the purchase.

Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B and Class C shares and Class A shares that are subject to a CDSC, unless indicated otherwise, in the circumstances defined below:

For all account types:

* Redemptions made pursuant to the Fund's right to liquidate your account if you own shares worth less than $1,000.

* Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

*     Redemptions due to death or disability.

* Redemptions made under the Reinstatement Privilege, as described in "Sales Charge Reductions and Waivers" in the Prospectus.


* Redemptions of Class B and Class C shares made under a periodic withdrawal plan, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note, this waiver does not apply to periodic withdrawal plan redemptions of Class A shares that are subject to a CDSC.)

For Retirement Accounts (such as IRA, SIMPLE IRA, SIMPLE 401(k), Rollover TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other plans under the Internal Revenue Code of 1986, as amended (the "Code")) unless otherwise noted.


* Redemptions made to effect mandatory or life expectancy distributions under the Code.

*     Returns of excess contributions made to these plans.

* Redemptions made to effect distributions to participants or beneficiaries from employer sponsored retirement plans under Section 401(a) of the Code (such as 401(k), Money Purchase Plans and Profit Sharing Plans).

* Redemptions from certain IRA and retirement plans that purchased shares prior to October 1, 1992 and certain IRA plans that purchased shares prior to May 15, 1995.

Please see matrix for reference.

CDSC Waiver Matrix for Class B and Class C Funds.

----------------------------------------------------------------------------------------------------------------------
Type of           401(a) Plan       403(b)               457                 IRA, IRA              Non-Retirement
Distribution      (401(k), MPP,                                              Rollover
                  PSP)
----------------------------------------------------------------------------------------------------------------------
Death or          Waived            Waived               Waived              Waived                Waived
Disability
----------------------------------------------------------------------------------------------------------------------
Over 70 1/2       Waived            Waived               Waived              Waived for            12% of account
                                                                             mandatory             value annually in
                                                                             distributions         periodic payments
----------------------------------------------------------------------------------------------------------------------
Between 59 1/2    Waived            Waived               Waived              Waived for Life       12% of account
and 70 1/2                                                                   Expectancy or         value annually
                                                                             12% of account        in periodic
                                                                             value annually        payments
                                                                             in periodic
                                                                             payments
----------------------------------------------------------------------------------------------------------------------
Under 59 1/2      Waived for        Waived for annuity   Waived for          Waived for            12% of account
                  annuity payments  payments (72t) or    annuity             annuity               value annually
                  (72t) or 12% of   12% of account       payments (72t)      payments (72t)        in periodic
                  account value     value annually in    or 12% of           or 12% of             payments
                  annually in       periodic payments    account value       account value
                  periodic                               annually in         annually in
                  payments                               periodic payments   periodic payments
----------------------------------------------------------------------------------------------------------------------
Loans             Waived            Waived               N/A                 N/A                   N/A
----------------------------------------------------------------------------------------------------------------------
Termination of    Not Waived        Not Waived           Not Waived          Not Waived            N/A
Plan
----------------------------------------------------------------------------------------------------------------------
Hardships         Waived            Waived               Waived              N/A                   N/A
----------------------------------------------------------------------------------------------------------------------
Return of         Waived            Waived               Waived              Waived                N/A
Excess
----------------------------------------------------------------------------------------------------------------------


If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.

SPECIAL REDEMPTIONS

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholder will incur a brokerage charge. Any such security will be valued for the purpose of making such payment at the same value as used in determining the Fund's net asset value. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one account.

ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege. The Fund permits exchanges of shares of any class of a fund for shares of the same class in any other John Hancock fund offering that class.


Exchanges between funds with shares that are not subject to a CDSC are based on their respective net asset values. No sales charge or transaction charge is imposed. Shares of the Fund which are subject to a CDSC may be exchanged into shares of any of the other John Hancock funds that are subject to a CDSC without incurring the CDSC; however, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed (except that shares exchanged into John Hancock Short-Term Strategic Income Fund and John Hancock Intermediate Maturity Government Fund will retain the exchanged fund's CDSC schedule). For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.


If a shareholder exchanges Class B shares purchased prior to January 1, 1994 (except John Hancock Short-Term Strategic Income Fund) for Class B shares of any other John Hancock fund, the acquired shares will continue to be subject to the CDSC schedule that was in effect when the exchanged shares were purchased.

The Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.

The Fund may refuse any exchange order. The Fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "TAX STATUS".


Systematic Withdrawal Plan. The Fund permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds from the redemption of Fund shares which may result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of the Fund could be disadvantageous to a shareholder because of the CDSC imposed on redemptions of Class B and Class C shares. Therefore, a shareholder should not purchase shares of the Fund at the same time as a Systematic Withdrawal Plan is in effect. The Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

Monthly Automatic Accumulation Program ("MAAP"). The program is explained in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

The investments will be drawn on or about the day of the month indicated.

The privilege of making investments through the MA P may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the non-payment of any checks.

The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the due date of any investment.

Reinstatement and Reinvestment Privilege. If Signature Services is notified prior to reinvestment, a shareholder who has redeemed Class B shares of the Fund and paid a CDSC thereon, may, within 120 days after the date of redemption, reinvest any part of the redemption proceeds in shares of the same class of the Fund or another John Hancock fund, subject to the minimum investment limit in that fund and, upon such reinvestment, the shareholder's account will be credited with the amount of any CDSC charged upon the redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.

To protect the interests of other investors in the Fund, the Fund may cancel the reinvestment privilege of any parties that, in the opinion of the Fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. Also, the Fund may refuse any reinvestment request.

The Fund may change or cancel its reinvestment policies at any time.

A redemption or exchange of Fund shares is a taxable transaction for Federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption "TAX STATUS".


DESCRIPTION OF THE FUND'S SHARES


The Trustees of the Trust are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund, without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares of the Fund and one other series. Additional series may be added in the future. The Declaration of Trust also authorizes the Trustees to classify and reclassify the shares of the Fund or any new series of the Trust, into one or more classes. As of the date of this Statement of Additional Information, the Trustees have authorized the issuance of three classes of shares of the fund, designated as Class A, Class B and Class C.

The shares of each class of the Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the Fund. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.


Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees relating to each B class will be borne exclusively by that class (ii) Class B and Class C shares will pay higher distribution and service fees than Class A shares and (iii) each class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Services imposes with respect to the multiple-class structures. Similarly, the net asset value per share may vary depending on which class of shares are purchased. No interest will be paid on uncashed dividend or redemption checks.


In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Trust. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Furthermore, no Fund included in this Fund's prospectus shall be liable for the liabilities of any other John Hancock Fund. Liability is therefore limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.


The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or policies of any regulatory authority. John Hancock does not accept credit card checks. Use of information provided on the account application may be used by the Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts.

TAX STATUS


Each series of the Trust, including the Fund is treated as a separate entity for tax purposes. The Fund has qualified as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to so qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the Fund will not be subject to Federal income tax on its taxable income (including net realized capital gains, if any ) which is distributed to shareholders in accordance with the timing requirements of the Code.


The Fund will be subject to a 4% non-deductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to seek to avoid or minimize liability for such tax by satisfying such distribution requirements.


Distributions from the Fund's current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. If these distributions are paid from the Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain," they will be taxable as long-term capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss investment company taxable income is all taxable income and capital gains or losses, other than those gains or losses taken into account in computing net capital gain, after reduction by deductible expenses. It is not likely that the Fund will earn or distribute any net capital gain.) As a result of federal tax legislation enacted on August 5, 1997 (the "Act"), gain recognized after May 6, 1997 from the sale of capital asset is taxable to individual (noncorporate) investors at different maximum federal income tax rates, depending generally upon the tax holding period for the asset, the federal income tax bracket of the taxpayer, and the dates the asset was acquired and/or sold. The Treasury Department has issued guidance under the Act that enables the Fund to pass through to its shareholders the benefits of the capital gains rates enacted in the Act. Shareholders should consult their own tax advisers on the correct application of these new rules in their particular circumstances. Some distributions may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. Distributions from the Fund will not qualify for the dividends-received deduction for any corporate shareholder. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.


Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.


Upon a redemption or other disposition of shares of the Fund (including by exercise of the exchange privilege) a shareholder ordinarily will not realize a taxable gain or loss if the Fund always successfully maintains a constant net asset value per share, although a loss may still arise if a CDSC is paid. If the Fund is not successful in maintaining a constant net asset value per share, a redemption may produce a taxable gain or loss. Any gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, depending upon the shareholder's tax holding period for the shares and subject to the special rules described below. Any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion. Also, future Treasury Department guidance issued to implement the Act may contain additional rules for determining the tax treatment of sales of Fund shares held for various periods including the treatment of losses on the sales of shares held for six months or less that are rechracterized as long-term capital losses, as described above.

For Federal income tax purposes, the Fund is permitted to carry forward a net capital loss in any year to offset its own net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund and would not be distributed as such to shareholders. The Fund does not have any capital loss carryforwards .


Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.


The Fund may be subject to withholding and other taxes imposed by foreign countries with respect to its investments, if any, in foreign securities. Some tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. It is not likely that the Fund will generally qualify to pass through such foreign taxes and any associated foreign tax credits or deduction to its shareholders, who therefore will generally not take such taxes into account directly on their tax returns.


The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions (if any), and ownership of or gains realized (if any) on the redemption (including an exchange) of Fund shares may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, a Fund in their particular circumstances.

A state income ( and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangibles taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although the Fund may in its sole discretion provide relevant information to shareholders.

The Fund will be required to report to the Internal Revenue Service (the "IRS") all taxable distributions to shareholders, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions may be subject to backup withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies the Fund that the number furnished by the shareholders is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. The Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Fund is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8 or authorized substitute for Form W-8 is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.


The Fund is not subject to Massachusetts corporate excise or franchise taxes. The Fund anticipates that, provided that the Fund qualifies as a regulated investment company under the Code, it will not be required to pay any Massachusetts income.


CALCULATION OF PERFORMANCE

For the purposes of calculating yield for the classes of the Fund, daily income per share consists of interest and discount earned on the Fund's investments less provision for amortization of premiums and applicable expenses, divided by the number of shares outstanding, but does not include realized or unrealized appreciation or depreciation.

In any case in which the Fund reports its annualized yield, it will also furnish information as to the average portfolio maturities of the Fund. It will also report any material effect of realized gains or losses or unrealized appreciation on dividends which have been excluded from the computation of yield.

Yield calculations are based on the value of a hypothetical preexisting account with exactly one share at the beginning of the seven day period. Yield is computed by determining the net change in the value of the account during the base period and dividing the net change by the value of the account at the beginning of the base period to obtain the base period return. Base period is multiplied by 365/7 and the resulting figure is carried to the nearest 100th of a percent. Net change in account value during the base period includes dividends declared on the original share, dividends declared on any shares purchased with dividends of that share and any account or sales charges that would affect an account of average size, but excludes any capital changes.

Effective yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

      EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7]-1

The yield of the Fund is not fixed or guaranteed. Yield quotations should not be considered to be representations of yield of the Fund for any period in the future. The yield of the Fund is a function of available interest rates on money market instruments, which can be expected to fluctuate, as well as of the quality, maturity and types of portfolio instruments held by the Fund and of changes in operating expenses. The Fund's yield may be affected if, through net sales of its shares, there is a net investment of new money in the Fund which the Fund invests at interest rates different from that being earned on current portfolio instruments. Yield could also vary if the Fund experiences net redemptions, which may require the disposition of some of the Fund's current portfolio instruments.

From time to time, in reports and promotional literature, the Fund's yield and total return will be compared to indices of mutual funds and bank deposit vehicles such as Lipper Analytical Services, Inc.'s "Lipper--Fixed Income Fund Performance Analysis," a monthly publication which tracks net assets, total return, and yield on fixed income mutual funds in the United States or "IBC/Donahue's Money Fund Report," a similar publication. Comparisons may also be made to bank Certificates of Deposit, which differ from mutual funds, like the Fund, in several ways. The interest rate established by the sponsoring bank is fixed for the term of a CD, there are penalties for early withdrawal from CD's and the principal on a CD is insured. Unlike CD's, which are insured as to principal, an investment in the Fund is not insured or guaranteed.

Performance rankings and ratings reported periodically in national financial publications such as MONEY MAGAZINE, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, MICROPAL, INC., MORNINGSTAR, STANGER'S and BARRON'S, etc. will also be utilized. A Fund's promotional and sales literature may make reference to the Fund's "beta." Beta reflects the market-related risk of the Fund by showing how responsive the Fund is to the market.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Adviser pursuant to recommendations made by its investment committee of the Adviser, which consists of officers and directors of the Adviser and affiliates and Trustees who are interested persons of the Fund. Orders for purchases and sales of securities are placed in a manner which, in the opinion of the Adviser, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market makers reflect a "spread." Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions.

The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and other policies that the Trustees may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the Adviser of the Fund, and their value and expected contribution to the performance of the Fund. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser. The receipt of research information is not expected to reduce significantly the expenses of the Adviser. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will make no commitments to allocate portfolio transactions upon any prescribed basis. While the Adviser's officers will be primarily responsible for the allocation of the Fund's brokerage business, their policies and practices of the Adviser in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees. For the fiscal years ended October 31,1996, 1995 and 1994 no negotiated brokerage commissions were paid on portfolio transactions. Also for the period from November 1, 1996 to March 31, 1997, no negotiated brokerage commissions were paid on portfolio transactions.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that the price is reasonable in light of the services provided and to policies that the Trustees may adopt from time to time. During the period from November 1, 1996 to March 31, 1997, the Fund did not pay commissions as compensation to any brokers for research services such as industry, economic and company reviews and evaluations of securities.

The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of John Hancock Distributors, Inc. a broker-dealer ("Distributors" or "Affiliated Broker"). Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through Affiliated Brokers. For the period from November 1, 1996 to March 31, the Fund paid no brokerage commissions to any Affiliated Broker.

Distributors may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers, except for accounts for which the Affiliated Broker acts as a clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not "interested persons" (as defined in the Investment Company Act) of the Fund, the Adviser or the Affiliated Brokers. Because the Adviser, which is affiliated with the Affiliated Brokers, has, as an investment adviser to the Fund, the obligation to provide investment management services, which includes elements of research and related investment skills, such research and related skills will not be used by the Affiliated Brokers as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

Other investment advisory clients advised by the Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES


John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, MA 02217-1000, a wholly owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. The Fund pays an annual fee of $20.00 per Class A shareholder account, 22.50 per Class B shareholder account and $21.50 for each Class C shareholder account. The Fund also pays certain out-of-pocket expenses and these expenses are aggregated and charged to the Fund and allocated to each class on the basis of their relative net asset values.


CUSTODY OF PORTFOLIO

Portfolio securities of the Fund are held pursuant to a custodian agreement between the Fund and State Street Bank and Trust Company, 225 Franklin Street, Boston Massachusetts 02110. Under the custodian agreement, the custodian performs custody, portfolio and fund accounting services.

INDEPENDENT AUDITORS

The independent auditors of the Fund are Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116. The financial statements of the Fund included in the Prospectus and this Statement of Additional Information as of the Fund's fiscal period ended March 31, 1997 have been audited by Ernst & Young LLP for the periods indicated in their report thereon appearing elsewhere herein, and are included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                                   APPENDIX A

                      CORPORATE AND TAX-EXEMPT BOND RATINGS

Moody's Investors Service, Inc. ("Moody's)

Aaa, Aa, A and Baa - Bonds rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to bonds that are of "high quality by all standards," but long-term risks appear somewhat larger than Aaa rated bonds. The Aaa and Aa rated bonds are generally known as "high grade bonds." The foregoing ratings for tax-exempt bonds are rated conditionally. Bonds for which the security depends upon the completion of some act or upon the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Such conditional ratings denote the probable credit stature upon completion of construction or elimination of the basis of the condition. Bonds rated A are considered as upper medium grade obligations. Principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds rated Baa are considered a medium grade obligations; i.e., they are neither highly protected or poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

Standard & Poor's Ratings Group ("S&P")

AAA, AA, A and BBB - Bonds rated AAA bear the highest rating assigned to debt obligations, which indicates an extremely strong capacity to pay principal and interest. Bonds rated AA are considered "high grade," are only slightly less marked than those of AAA ratings and have the second strongest capacity for payment of debt service. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat susceptible to the adverse effects of changes in circumstances and economic conditions. The foregoing ratings are sometimes followed by a "p" indicating that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. Although a provisional rating addresses credit quality subsequent to completion of the project, it makes no comment on the likelihood of, or the risk of default upon failure of, such completion. Bonds rated BBB are regarded as having an adequate capacity to repay principal and pay interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in the A category.

Fitch Investors Service ("Fitch")

AAA, AA, A, BBB - Bonds rated AAA are considered to be investment grade and of the highest quality. The obligor has an extraordinary ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of high quality. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated securities or more subject to possible change over the term of the issue. Bonds rated A are considered to be investment grade and of good quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB are considered to be investment grade and of satisfactory quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to weaken this ability than bonds with higher ratings.

                             TAX-EXEMPT NOTE RATINGS

Moody's - MIG-1 and MIG-2. Notes rated MIG-1 are judged to be of the best quality, enjoying strong protection from established cash flow or funds for their services or from established and broad-based access to the market for refinancing or both. Notes rated MIG-2 are judged to be of high quality with ample margins of protection, though not as large as MIG-1.

S&P - SP-1 and SP-2. SP-1 denotes a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics are given a plus (+) designation (SP-1+). SP-2 denotes a satisfactory capacity to pay principal and interest.

Fitch - FIN-1 and FIN-2. Notes assigned FIN-1 are regarded as having the strongest degree of assurance for timely payment. A plus symbol may be used to indicate relative standing. Notes assigned FIN-2 reflect a degree of assurance for timely payment only slightly less in degree than the highest category.

              CORPORATE AND TAX-EXEMPT COMMERCIAL PAPER RATINGS

Moody's - Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Prime-1, indicates highest quality repayment capacity of rated issue and Prime-2 indicates higher quality.

S&P - Commercial Paper ratings are a current assessment of the likelihood of timely payment of debts having an original maturity of no more than 365 days. Issues rated A have the greatest capacity for a timely payment and the designation 1, 2 and 3 indicates the relative degree of safety. Issues rated "A-1+" are those with an "overwhelming degree of credit protection."

Fitch - Commercial Paper ratings reflect current appraisal of the degree of assurance of timely payment. F-1 issues are regarded as having the strongest degree of assurance for timely payment. (+) is used to designate the relative position of an issuer within the rating category. F-2 issues reflect an assurance of timely payment only slightly less in degree than the strongest issues. The symbol (LOC) may follow either category and indicates that a letter of credit issued by a commercial bank is attached to the commercial paper note.

Other Considerations - The ratings of S&P, Moody's, and Fitch represent their respective opinions of the quality of the municipal securities they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal securities with the same maturity, coupon and ratings may have different yields and municipal securities of the same maturity and coupon with different ratings may have the same yield.

FINANCIAL STATEMENTS


The financial statements listed below are included and incorporated by reference into Part B of the Registration Statement for Money Market Fund 1997 Annual Report to Shareholders for the year ended March 31, 1997; (filed electronically on May 20, 1997; file nos. 811-2485 and 2-50931; accession number 0000928816-97-000153) and 1997 Semiannual Reports to Shareholders for the Semiannual period ended September 30, 1997; (filed electronically on November 24, 1997; file nos. 811-2485 and 2-50931); accession number
0001010521-97-000422.

John Hancock Current Interest
  John Hancock Money Market Fund

  Statement of Assets and Liabilities as of March 31, 1997.
  Statement of Operations for the period from November 1, 1996 to March  31,
    1997.
  Statement of Changes in Net Asset for each of the periods indicated therein. Financial Highlights for each of the periods indicated therein.
  Schedule of Investments as of March 31, 1997.
  Notes to Financial Statements.
  Report of Independent Auditors.

  Statement of Assets and Liabilities as of September 30, 1997 (unaudited). Statement of Operations for the six months ended September 30, 1997
    (unaudited).
  Statement of Changes in Net Assets for the six months ended September 30, 1997
    (unaudited).
  Notes to Financial Statements (unaudited).
  Financial Highlights for the period ended September 30, 1997 (unaudited). Schedule of Investments as of September 30, 1997 (unaudited).

                    JOHN HANCOCK U.S. GOVERNMENT CASH RESERVE

                       Statement Of Additional Information


                                   May 1, 1998

This Statement of Additional Information provides information about John Hancock U.S. Government Cash Reserve (the "Fund"), in addition to the information that is contained in the combined Money Market Funds' Prospectus dated May 1, 1998 (the "Prospectus"). The Fund is a diversified series of John Hancock Current Interest (the "Trust").


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000
                                 1-800-225-5291

                                Table of Contents

                                                                            Page


Organization of the Fund ...................................................   2
Investment Objective and Policies ..........................................   2
Investment Restrictions ....................................................   4
Those Responsible for Management ...........................................   6
Investment Advisory and Other Services .....................................  15
Distribution Contracts .....................................................  17
Net Asset Value ............................................................  19
Purchase of Shares .........................................................  19
Special Redemptions ........................................................  20
Additional Services and Programs ...........................................  20
Description of the Fund's Shares ...........................................  20
Tax Status .................................................................  21
Calculation of Performance .................................................  24
Brokerage Allocation .......................................................  25
Transfer Agent Services ....................................................  26
Custody of Portfolio .......................................................  26
Independent Auditors .......................................................  27
Financial Statements ....................................................... F-1

ORGANIZATION OF THE FUND

The Fund is a series of the Trust, an open-end investment management company organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts. Prior to December 22, 1994, the Fund was called Transamerica U.S. Government Cash Reserve.


John Hancock Advisers, Inc. (the "Adviser"), is the Fund's investment adviser, a wholly-owned indirect subsidiary of John Hancock Mutual Life Insurance Company (the "Life Company") a Massachusetts life insurance company chartered in 1862 with national headquarters at John Hancock Place, Boston, Massachusetts.

INVESTMENT OBJECTIVE AND POLICIES


The following information supplements the discussion of the Fund's investment objective and policies discussed in the Prospectus. There is no assurance that the Fund will achieve its investment objective.

The Fund invests only in securities issued or guaranteed by the U.S. Government which mature within 13 months from the date of purchase and repurchase agreements with respect to these securities with an average portfolio maturity of 90 days or less. The Fund seeks to obtain maximum current income from these short-term investments to the extent consistent with maintaining liquidity and preserving capital.


Securities issued or guaranteed by the U.S. Government differ only in their interest rates, maturities and dates of issuance. Treasury bills have a maturity of one year or less. Treasury notes have maturities of 1-10 years and Treasury bonds have maturities of greater than 10 years at the date of issuance.

Securities in which the Fund invests may not earn as high a level of current income as longer-term or lower quality securities, which generally have less liquidity, greater market risk and more fluctuation in market value.

The return on an investment in the Fund will depend on the interest earned by the Fund's investments after expenses of the Fund are deducted. The return is paid to shareholders in the form of dividends.

The Fund seeks to maintain a net asset value of $1.00 per share at all times. There can be no assurance that the Fund will be able to maintain a constant $1.00 share price. However, because the Fund purchases high quality U.S. Government securities with short maturities, this policy helps to minimize any price decreases or increases that could result from changes in interest rates or an issuer's creditworthiness. The Fund's investment objective, policies and restrictions (including a restriction on borrowing money and pledging assets), except as noted, are fundamental and may not be changed without the approval of the Fund's shareholders.

Government Securities. U.S. Government securities are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. U.S. Treasury bills, notes and bonds, and certain obligations of government agencies and instrumentalities, such as Government National Mortgage Association pass-through certificates ("Ginnie Maes") are supported by the full faith and credit of the U.S. Treasury (the "Treasury"). Other obligations such as securities of the Federal Home Loan Bank and the Federal Home Loan Mortgage Corporation ("Freddie Macs") are supported by the right of the issuer to borrow from the

Treasury; while others, such as bonds issued by the Federal National Mortgage Association ("Fannie Maes"), which is a private corporation, are supported only by the credit of the issuing instrumentality. No assurance can be given that the U.S. Government will provide financial support to such Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.

Obligations not backed by the full faith and credit of the U.S. Government may be secured, in whole or in part, by a line of credit with the Treasury or collateral consisting of cash or other securities which are backed by the full faith and credit of the U.S. Government. In the case of other obligations, the agency issuing or guaranteeing the obligation must be looked to for ultimate repayment. Variable Amount Demand Master Notes are obligations that permit the investment by the Fund of fluctuating amounts as determined by the Fund at varying rates of interest pursuant to direct arrangements between the Fund and the issuing government agency. Although callable on demand by the Fund, these obligations are not marketable to third parties.

Repurchase Agreements. In a repurchase agreement the Fund buys a security for a relatively short period (generally not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income decline in value of the underlying securities or lack of access to income during this period as well as the expense of enforcing its rights.

The Fund will not enter into repurchase agreements of more than one week's duration if more than 10% of its net assets would then be so invested-considering only the remaining days to maturity of existing repurchase agreements. In addition, the securities underlying repurchase agreements are not subject to the restrictions applicable to maturity of the portfolio or its securities.

Reverse Repurchase Agreements. The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, the Fund will establish and maintain with the Fund's custodian a separate account consisting of liquid securities (plus any accrued interest thereon) under such agreements. In addition, the Fund will not enter into reverse repurchase agreements or borrow money except from banks for temporary or emergency purposes (but not to purchase investment securities) in an amount up to 1/3 of the value of the Fund's total assets. The borrowing restriction set forth above does not prohibit the use of reverse repurchase agreements, in an amount (including any borrowings) not to exceed 33 1/3% of net assets. The Fund will enter into reverse repurchase agreements only with federally insured banks or savings and loan associations which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Adviser will monitor the creditworthiness of the banks involved.

Money Market Instruments. Because interest rates on money market instruments fluctuate in response to economic factors, the rates on short-term investments made by the Fund and the daily dividend paid to investors will vary, rising or falling with short- term rates generally. All of these obligations in which the Fund invests are guaranteed by the U.S. Government or one of its agencies or instrumentalities.


Short-Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held a relatively brief period of time. The Fund may attempt to maximize current income through short-term portfolio trading. This will involve selling portfolio instruments and purchasing different instruments to take advantage of yield disparities in different segments of the market for Government Obligations. Short-term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly greater brokerage expenses. The Fund's portfolio turnover rate is set forth under the caption "Financial Highlights" in the Prospectus.


The Fund does not intend to invest for the purpose of seeking short-term profits. The Fund's portfolio securities may be changed, however, without regard to the holding period of these securities (subject to certain tax restrictions), when the Adviser deems that this action will help achieve the Fund's objective given a change in an issuer's operations or changes in general market conditions.

INVESTMENT RESTRICTIONS


Fundamental Investment Restrictions. The following investment restrictions will not be changed without the approval of a majority of the Fund's outstanding voting securities which, as used in the Prospectus and this Statement of Additional Information, means approval by the lesser of (1) the holders of 67% or more of the Fund's shares represented at a meeting if more than 50% of the Fund's outstanding shares are present in person or by proxy at that meeting or
(2) more than 50% of the Fund's outstanding shares.


The Fund may not:

      1. Purchase common stocks, preferred stocks, warrants, other equity securities, private placements, corporate bonds or debentures maturing beyond one year from the date of purchase, state bonds, or industrial revenue bonds, except through the purchase of debt obligations referred to under "Investment Objective and Policies" in this Statement of Additional Information.

      2.    Sell securities short;

      3.    Write or purchase put or call options;

      4. Underwrite the securities of another issuer, purchase securities subject to restrictions on disposition under the Securities Act of 1933 (so-called "restricted securities") or purchase securities which are not readily marketable;

      5. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests;

      6. Make loans to other persons, except the Fund may enter into repurchase agreements as provided in the investment practices. The purchase of an issue of publicly distributed bonds, debentures or other securities, whether or not the purchase was made upon the original issuance of securities, is not considered to be the making of a loan;

      7. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in bank obligations of domestic branches of U.S. banks including deposits with and obligation of savings institutions, obligations of foreign branches of domestic banks when the Adviser believes that the domestic parent will be ultimately responsible for payment if the issuing bank should fail to do so, U.S. Treasury Bills or other obligations issued or guaranteed by the U.S. Government, or one of its agencies or instrumentalities;

      8.    Invest in companies for the purpose of exercising control;

      9. Invest more than 5% of the value of the Fund's assets in the securities of any one issuer (other than securities issued or guaranteed as to principal and interest by the U.S. Government, or one of its agencies or instrumentalities).

      10. Borrow money except from banks for temporary or emergency purposes (but not to purchase investment securities) in an amount up to 1/3 of the value of the Fund's total assets. The borrowing restriction set forth above does not prohibit the use of reverse repurchase agreements, in an amount (including any borrowings) not to exceed 33 1/3% of net assets; or

      11. Pledge its assets except in amounts not in excess of the lesser of the dollar amount borrowed or 15% of the value of the Fund's total assets at the time of borrowing and only to secure borrowings for temporary or emergency purposes.

Non-fundamental Investment Restriction. The following investment restriction is designated as non-fundamental and may be changed by the Trustees without shareholder approval:

The Fund may not:

      1. Purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or
            (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending of the Fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations, the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

If a percentage restriction or rating restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the Fund's portfolio securities or a later change in the rating of a portfolio security will not be considered a violation of the policy.

THOSE RESPONSIBLE FOR MANAGEMENT


The business of the Fund is managed by its Trustees who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Fund are also Officers and Directors of the Adviser or Officers and Directors of the Fund's principal distributor, John Hancock Funds, Inc. ("John Hancock Funds").

                           Positions Held             Principal Occupation(s)
Name and Address           With the Company           During the Past Five Years
----------------           ----------------           --------------------------

Edward J. Boudreau, Jr. *  Trustee, Chairman and      Chairman, Director and
101 Huntington Avenue      Chief Executive Officer    Chief Executive Officer,
Boston, MA  02199          (1, 2)                     the Adviser; Chairman,
October 1944                                          Director and Chief
                                                      Executive Officer, The
                                                      Berkeley Financial Group,
                                                      Inc. ("The Berkeley
                                                      Group"); Chairman and
                                                      Director, NM Capital
                                                      Management, Inc. ("NM
                                                      Capital"), John Hancock
                                                      Advisers International
                                                      Limited ("Advisers
                                                      International") and
                                                      Sovereign Asset Management
                                                      Corporation ("SAMCorp");
                                                      Chairman, Chief Executive
                                                      Officer and President,
                                                      John Hancock Funds, Inc.
                                                      ("John Hancock Funds");
                                                      Chairman, First Signature
                                                      Bank and Trust Company;
                                                      Director, John Hancock
                                                      Insurance Agency, Inc.
                                                      ("Insurance Agency,
                                                      Inc."), John Hancock
                                                      Advisers International
                                                      (Ireland) Limited
                                                      ("International Ireland"),
                                                      John Hancock Capital
                                                      Corporation and New
                                                      England/Canada Business
                                                      Council; Member,
                                                      Investment Company
                                                      Institute Board of
                                                      Governors; Director, Asia
                                                      Strategic Growth Fund,
                                                      Inc.; Trustee, Museum of
                                                      Science; Director, John
                                                      Hancock Freedom Securities
                                                      Corporation (until
                                                      September 1996); Director,
                                                      John Hancock Signature
                                                      Services, Inc. ("Signature
                                                      Services") (until January
                                                      1997).

----------
* Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)   A member of the Investment Committee of the Adviser.
(3)   Member of the Audit Committee and the Administration Committee.

                           Positions Held             Principal Occupation(s)
Name and Address           With the Company           During the Past Five Years
----------------           ----------------           --------------------------

James F. Carlin            Trustee (3)                Chairman and CEO, Carlin
233 West Central Street                               Consolidated, Inc.
Natick, MA 01760                                      (management/investments);
April 1940                                            Director, Arbella Mutual
                                                      Insurance Company
                                                      (insurance), Health Plan
                                                      Services, Inc.,
                                                      Massachusetts Health and
                                                      Education Tax Exempt
                                                      Trust, Flagship
                                                      Healthcare, Inc., Carlin
                                                      Insurance Agency, Inc.,
                                                      West Insurance Agency,
                                                      Inc. (until May 1995), Uno
                                                      Restaurant Corp.;
                                                      Chairman, Massachusetts
                                                      Board of Higher Education
                                                      (since 1995).

William H. Cunningham      Trustee (3)                Chancellor, University
601 Colorado Street                                   of Texas System and
O'Henry Hall                                          former President of the
Austin, TX 78701                                      University of Texas,
January 1944                                          Austin, Texas; Lee Hage
                                                      and Joseph D. Jamail
                                                      Regents Chair of Free
                                                      Enterprise; Director,
                                                      LaQuinta Motor Inns, Inc.
                                                      (hotel management
                                                      company); Director,
                                                      Jefferson-Pilot
                                                      Corporation (diversified
                                                      life insurance company)
                                                      and LBJ Foundation Board
                                                      (education foundation);
                                                      Advisory Director, Texas
                                                      Commerce Bank - Austin.

----------
* Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)   A member of the Investment Committee of the Adviser.
(3)   Member of the Audit Committee and the Administration Committee.

                           Positions Held             Principal Occupation(s)
Name and Address           With the Company           During the Past Five Years
----------------           ----------------           --------------------------

Charles F. Fretz           Trustee (3)                Retired; self employed;
RD #5, Box 300B                                       Former Vice President
Clothier Springs Road                                 and Director, Towers,
Malvern, PA  19355                                    Perrin, Foster & Crosby,
June 1928                                             Inc. (international
                                                      management consultants)
                                                      (1952-1985).

Harold R. Hiser, Jr.       Trustee (3)                Executive Vice
123 Highland Avenue                                   President,
Short Hill, NJ  07078                                 Schering-Plough
October 1931                                          Corporation
                                                      (pharmaceuticals)
                                                      (retired 1996);
                                                      Director, ReCapital
                                                      Corporation
                                                      (reinsurance) (until
                                                      1995).

Anne C. Hodsdon *          Trustee and President      President, Chief
101 Huntington Avenue      (1,2)                      Operating Officer and
Boston, MA  02199                                     Director, the Adviser,
April 1953                                            The Berkeley Group;
                                                      Director, John Hancock
                                                      Funds, Advisers
                                                      International, Insurance
                                                      Agency, Inc. and
                                                      International Ireland;
                                                      President and Director,
                                                      SAMCorp. and NM Capital;
                                                      Executive Vice
                                                      President, the Adviser
                                                      (until December 1994);
                                                      Director, Signature
                                                      Services (until January
                                                      1997).

Charles L. Ladner          Trustee (3)                Director, Energy North,
UGI Corporation                                       Inc. (public utility
P.O. Box 858                                          holding company) (until
Valley Forge, PA  19482                               1992); Senior Vice
February 1938                                         President of UGI Corp.
                                                      Holding Company Public
                                                      Utilities, LPGAS, Vice
                                                      President of Amerigas
                                                      Partners L.P.

----------
* Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)   A member of the Investment Committee of the Adviser.
(3)   Member of the Audit Committee and the Administration Committee.

                           Positions Held             Principal Occupation(s)
Name and Address           With the Company           During the Past Five Years
----------------           ----------------           --------------------------

Leo E. Linbeck, Jr.        Trustee (3)                Chairman, President,
3810 W. Alabama                                       Chief Executive Officer
Houston, TX 77027                                     and Director, Linbeck
August 1934                                           Corporation (a holding
                                                      company engaged in various
                                                      phases of the construction
                                                      industry and warehousing
                                                      interests); Former
                                                      Chairman, Federal Reserve
                                                      Bank of Dallas (1992,
                                                      1993); Chairman of the
                                                      Board and Chief Executive
                                                      Officer, Linbeck
                                                      Construction Corporation;
                                                      Director, PanEnergy
                                                      Corporation (a diversified
                                                      energy company), Daniel
                                                      Industries, Inc.
                                                      (manufacturer of gas
                                                      measuring products and
                                                      energy related equipment),
                                                      GeoQuest International
                                                      Holdings, Inc. (a
                                                      geophysical consulting
                                                      firm) (1980-1993); Former
                                                      Director, Greater Houston
                                                      Partnership (1980 -1995).

Patricia P. McCarter       Trustee (3)                Director and Secretary,
1230 Brentford Road                                   The McCarter Corp.
Malvern, PA  19355                                    (machine manufacturer).
May 1928

----------
* Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)   A member of the Investment Committee of the Adviser.
(3)   Member of the Audit Committee and the Administration Committee.

                           Positions Held             Principal Occupation(s)
Name and Address           With the Company           During the Past Five Years
----------------           ----------------           --------------------------

Steven R. Pruchansky       Trustee (1, 3)             Director and President,
4327 Enterprise Avenue                                Mast Holdings, Inc.
Naples, FL  33942                                     (since 1991); Director,
August 1944                                           First Signature Bank &
                                                      Trust Company (until
                                                      August 1991); Director,
                                                      Mast Realty Trust (until
                                                      1994); President,
                                                      Maxwell Building Corp.
                                                      (until 1991).

Richard S. Scipione *      Trustee (1)                General Counsel, John
John Hancock Place                                    Hancock Life Company;
P.O. Box 111                                          Director, the Adviser,
Boston, MA  02117                                     Advisers International,
August 1937                                           John Hancock Funds, John
                                                      Hancock Distributors,
                                                      Inc., Insurance Agency,
                                                      Inc., John Hancock
                                                      Subsidiaries, Inc.,
                                                      SAMCorp. and NM Capital;
                                                      Director, The Berkeley
                                                      Group; Director, JH
                                                      Networking Insurance
                                                      Agency, Inc.; Director,
                                                      Signature Services
                                                      (until January 1997).

Norman H. Smith            Trustee (3)                Lieutenant General,
243 Mt. Oriole Lane                                   United States Marine
Linden, VA  22642                                     Corps; Deputy Chief of
March 1933                                            Staff for Manpower and
                                                      Reserve Affairs,
                                                      Headquarters Marine Corps;
                                                      Commanding General III
                                                      Marine Expeditionary
                                                      Force/3rd Marine Division
                                                      (retired 1991).

----------
* Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)   A member of the Investment Committee of the Adviser.
(3)   Member of the Audit Committee and the Administration Committee.

                           Positions Held             Principal Occupation(s)
Name and Address           With the Company           During the Past Five Years
----------------           ----------------           --------------------------

John P. Toolan             Trustee (3)                Director, The Smith
13 Chadwell Place                                     Barney Muni Bond Funds,
Morristown, NJ  07960                                 The Smith Barney
September 1930                                        Tax-Free Money Funds,
                                                      Inc., Vantage Money Market
                                                      Funds (mutual funds), The
                                                      Inefficient-Market Fund,
                                                      Inc. (closed-end
                                                      investment company) and
                                                      Smith Barney Trust Company
                                                      of Florida; Chairman,
                                                      Smith Barney Trust Company
                                                      (retired December, 1991);
                                                      Director, Smith Barney,
                                                      Inc., Mutual Management
                                                      Company and Smith Barney
                                                      Advisers, Inc. (investment
                                                      advisers) (retired 1991);
                                                      Senior Executive Vice
                                                      President, Director and
                                                      member of the Executive
                                                      Committee, Smith Barney,
                                                      Harris Upham & Co.,
                                                      Incorporated (investment
                                                      bankers) (until 1991).

Robert G. Freedman         Vice Chairman and Chief    Vice Chairman and Chief
101 Huntington Avenue      Investment Officer (2)     Investment Officer, the
Boston, MA  02199                                     Adviser; Director, the
July 1938                                             Adviser, Advisers
                                                      International, John
                                                      Hancock Funds, SAMCorp.,
                                                      Insurance Agency, Inc.,
                                                      Southeastern Thrift & Bank
                                                      Fund and NM Capital;
                                                      Director and Senior Vice
                                                      President, The Berkeley
                                                      Group; President, the
                                                      Adviser (until December
                                                      1994); Director, Signature
                                                      Services (until January
                                                      1997).

----------
* Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)   A member of the Investment Committee of the Adviser.
(3)   Member of the Audit Committee and the Administration Committee.

                           Positions Held             Principal Occupation(s)
Name and Address           With the Company           During the Past Five Years
----------------           ----------------           --------------------------

James B. Little            Senior Vice President and  Senior Vice President,
101 Huntington Avenue      Chief Financial Officer    the Adviser, The
Boston, MA  02199                                     Berkeley Group, John
February 1935                                         Hancock Funds.

John A. Morin              Vice President             Vice President and
101 Huntington Avenue                                 Secretary, the Adviser,
Boston, MA  02199                                     The Berkeley Group,
July 1950                                             Signature Services and
                                                      John Hancock Funds;
                                                      Secretary, NM Capital and
                                                      SAMCorp.; Clerk, Insurance
                                                      Agency, Inc.; Counsel,
                                                      John Hancock Mutual Life
                                                      Insurance Company (until
                                                      February 1996), and Vice
                                                      President of John Hancock
                                                      Distributors, Inc. (until
                                                      April 1994).

Susan S. Newton            Vice President and         Vice President, the
101 Huntington Avenue      Secretary                  Adviser; John Hancock
Boston, MA  02199                                     Funds, Signature
March 1950                                            Services and The
                                                      Berkeley Group; Vice
                                                      President, John Hancock
                                                      Distributors, Inc.
                                                      (until April 1994).

James J. Stokowski         Vice President and         Vice President, the
101 Huntington Avenue      Treasurer                  Adviser.
Boston, MA  02199
November 1946

----------
* Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)   A member of the Investment Committee of the Adviser.
(3)   Member of the Audit Committee and the Administration Committee.

From December 22, 1994 until December 22, 1996, the Trustees established an Advisory Board to facilitate a smooth transition between Transamerica Fund Management Company ("TFMC"), the prior investment adviser, and the Adviser. The members of the Advisory Board were distinct from the Trustees, did not serve the Fund in any other capacity and are persons who had no power to determine what securities are purchased or sold on behalf of the Fund.

Compensation of the Trustees and Advisory Board. The following tables provide information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees and the Advisory Board members for their services. Messrs. Boudreau and Scipione and Ms. Hodsdon, each a non-Independent Trustee, and each of the officers of the Fund who are interested persons of the Adviser, are compensated by the Adviser and/or its affiliates and receive no compensation from the Fund for their services.

                                                                    Total
                                                               Compensation from
                                                               all Funds in John
                                                                 Hancock Fund
                                 Aggregate Compensation           Complex to
Trustees                             from the Fund*               Trustees**
--------                             --------------               ----------

James F. Carlin                         $  442                     $ 74,250
William H. Cunningham +                 $  446                     $ 74,250
Charles F. Fretz                        $  442                     $ 74,500
Harold R. Hiser, Jr. +                  $  413                     $ 70,250
Charles L. Ladner                       $  442                     $ 74,500
Leo E. Linbeck, Jr.                     $  446                     $ 74,250
Patricia P. McCarter +                  $  442                     $ 74,250
Steven R. Pruchansky +                  $  458                     $ 77,500
Norman H. Smith +                       $  458                     $ 77,500
John P. Toolan +                        $  442                     $ 74,250
                                        ------                     --------
Total                                   $4,431                     $745,500

* Compensation is for the period from June 1, 1996 to March 31, 1997.

**The total compensation paid by the John Hancock Fund Complex to the Independent Trustees is as of the calendar year ended December 31, 1996. On that date, there were sixty-seven funds in the John Hancock Fund Complex, with each of these Independent Trustees served on thirty-two funds.

+ As of December 31, 1996, the value of the aggregate accrued deferred compensation from all Funds in the John Hancock Fund Complex for Mr. Cunningham was $131,741, for Mr. Hiser was $90,972, for Ms. McCarter was $67,548 for Mr. Pruchansky was $28,731, for Mr. Smith was $32,314 and for Mr. Toolan was $163,385 under the John Hancock Deferred Compensation Plan for Trustees.


All of the officers listed are officers or employees of the Adviser of Affiliated Companies. Some of the Trustees and officers may also be officers and/or Directors and/or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.

As of February 2, 1998, the officers and Trustees of the Trust as a group beneficially owned less than 1% of the outstanding shares of the Fund. As of that date, no person or entity owned beneficially or of record 5% or more of the outstanding shares of the Fund.


                                                         Total Compensation
                                                       from all Funds in John
                             Aggregate Compensation    Hancock Fund Complex to
Advisory Board                  from the Fund(1)         Advisory Board(2)
--------------                  ----------------        -----------------

R Trent Campbell                     $--                   $ 47,000
Mrs. Lloyd Bentsen                   $--                   $ 47,000
Thomas R. Powers                     $--                   $ 47,000
Thomas B. McDade                     $--                   $ 47,000
                                     ---                   --------
Total                                $--                   $188,000

(1) Compensation is for the period from June 1, 1996 to March 31, 1997. The Advisory Board was discontinued as of December 22, 1996.

(2) The total compensation paid by the John Hancock Fund Complex is as of the calendar year ended December 31, 1996.

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and has more than $26 billion in assets under management in its capacity as investment adviser to the Fund and the other mutual funds and publicly traded investment companies in the John Hancock group of funds having a combined total of over 1,400,000 shareholders. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of more than $100 billion, the Life Company is one of the ten largest life insurance companies in the United States and carries a high rating from Standard & Poor's and A.M. Best's. Founded in 1862, the Life Company has been serving clients for over 130 years.

The Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser which was approved by the Fund's shareholders. Pursuant to the Advisory Agreement, the Adviser will (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged , and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.

The Fund bears all costs of its organization and operation, including expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund; the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association memberships; insurance premiums; and any extraordinary expenses.


As compensation for its services under the Advisory Agreement, the Fund pays the Adviser monthly a fee based on a stated percentage of the average daily net assets of the Fund as follows:


                                                      Fee
Average Daily Net Assets                          (Annual Rate)
------------------------                          -------------

      First $500 million........................    0.500%
      Next $250 million.........................    0.425%
      Next $250 million.........................    0.375%
      Next $500 million.........................    0.350%
      Next $500 million.........................    0.325%
      Next $500 million.........................    0.300%
      Amount Over $2.5 billion..................    0.275%

From time to time, the Adviser may reduce its fees or make other arrangements to limit the Fund's expenses to a specified percentage of average daily net assets. The Adviser has agreed to limit Fund expenses to 0.35% of the Fund's average daily net asset value. The Adviser retains the right to reimpose the advisory fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.

Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser or its affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser or for other funds or clients for which the Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or its respective affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.


Pursuant to the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from its reckless disregard of the obligations and duties under the Advisory Agreement.

Under the Advisory Agreement, the Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the non-exclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

The continuation of the Advisory Agreement contract and Distribution Agreement (discussed below) was approved by all of the Trustees. The Advisory Agreement and the Distribution Agreement will continue in effect from year to year, provided that its continuance is approved annually both (I) by holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) by a majority of the Trustees who are not parties to the Agreement or "interested persons" of any such parties. Both agreements may be terminated on 60 days written notice by either party or by vote of a majority of the outstanding securities of the Fund and will terminate automatically if assigned.


For the fiscal years ended May 31, 1994 and 1995 advisory fees paid by the Fund to TFMC, the Fund's former investment adviser, amounted to $690,268 and $310,040, respectively. For the fiscal years ended May 31, 1995 and 1996, and for the period from June 1, 1996 to March 31, 1997, advisory fees paid by the Fund to the Adviser amounted to $130,358, $143,299 and $194,696, respectively. However, all or a portion of such fees were not imposed pursuant to the voluntary fee and expense limitation arrangements then in effect.

Administrative Services Agreement. The Fund was a party to an administrative services agreement with TFMC (the "Services Agreement"), pursuant to which TFMC performed bookkeeping and accounting services and functions, including preparing and maintaining various accounting books, records and other documents and keeping such general ledgers and portfolio accounts as are reasonably necessary for the operation of the Fund. Other administrative services included communications in response to shareholder inquiries and certain printing expenses of various financial reports. In addition, such staff and office space, facilities and equipment was provided as necessary to provide administrative services to the Fund. The Services Agreement was amended in connection with the appointment of the Adviser as adviser to the Fund to permit services under the Agreement to be provided to the Fund by the Adviser and its affiliates. The Services Agreement was terminated during the fiscal year 1995.

For the fiscal years ended May 31, 1994 and 1995, the Fund paid to TFMC (pursuant to the Services Agreement) $48,703 and $27,466 respectively, of which $35,000 and $19,884, respectively, was paid to TFMC and $13,703 and $7,582, respectively, were paid for certain data processing and pricing information services.


Accounting and Legal Services Agreement. The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this agreement, the Adviser provides the Fund with certain tax, accounting and legal services. For the period from June 1, 1996 to March 31, 1997, the Fund paid the Adviser $6,664 for services under this Agreement.


In order to avoid conflicts with portfolio trades for the Fund, the Adviser and the Fund have adopted extensive restrictions on personal securities trading by personnel of the Adviser and its affiliates. Some of these restrictions are: pre-clearance for all personal trades and a ban on the purchase of initial public offerings, as well as contributions to specified charities of profits on securities held for less than 91 days. These restrictions are a continuation of the basic principle that the interests of the Fund and its shareholders come first.

DISTRIBUTION CONTRACTS

The Fund has a Distribution Agreement with John Hancock Funds. " Under the agreement, John Hancock Funds is obligated to use its best efforts to sell shares of the Fund. Shares of the Fund are also sold by selected brokers (the "Selling Brokers") which have entered into selling agreements with John Hancock Funds. John Hancock Funds accepts orders for the purchase of the Fund which are continually offered at net asset value next determined, plus an applicable charge, if any. In connection with the sale of Fund shares, John Hancock Funds and Selling Brokers receive compensation in the form of a sales charge imposed at the time of sale. John Hancock Funds may pay extra compensation to financial services firms selling large amounts of fund shares. This compensation would be calculated as a percentage of fund shares sold by the firm.

The Fund's Trustees adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Investment Company Act"). Under the Plan, the Fund will pay distribution and service fees at an aggregate annual rate of 0.15% of the Fund's daily net assets. The service fee will not exceed 0.15% of the Fund's average daily net assets. Therefore, up to 0.15% is for service expenses and the remaining amount is for distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Brokers and others (including affiliates of John Hancock Funds) engaged in the sale of Fund shares, and (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares. The service fees will be used to compensate Selling Brokers and others for providing personal and account maintenance services to shareholders. In the event that John Hancock Funds is not fully reimbursed for payments or expenses they incur under the Plan, these expenses will not be carried beyond twelve months from the date they were incurred. The payment of fees by the Fund under the Plan has been indefinitely suspended.

The Plan was approved by a majority of the voting securities of the Fund. The Plan and all amendments were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on such Plan.

Pursuant to the Plan, at least quarterly, John Hancock Funds provides the Fund with a written report of the amounts expended under the Plan and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.

The Plan provides that it will continue in effect only as long as its continuance is approved at least annually by a majority of both the Trustees and the Independent Trustees. The Plan provides that it may be terminated without penalty, (a) by vote of a majority of the Independent Trustees, (b) by a vote of a majority of the Fund's outstanding shares upon 60 days written notice to John Hancock Funds and (c) automatically in the event of assignment. The Plan further provides that it may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the Fund. The Plan provides that no material amendment to the Plan will be effective unless it is approved by a vote of a majority of the Trustees and the Independent Trustees of the Fund. In adopting the Plan, the Trustees that, in their judgment, there is a reasonable likelihood that the Plan will benefit the holders of the shares of the Fund.

From time to time, the Fund may participate in joint distribution activities with other Funds and the costs of those activities will be borne by each Fund in proportion to the relative net asset value of the participating Funds.

NET ASSET VALUE

For purposes of calculating the net asset value ("NAV") of the Fund's shares, the following procedures are utilized whenever applicable.

The Fund utilizes the amortized cost valuation method of valuing portfolio instruments in the absence of extraordinary or unusual circumstances. Under the amortized cost method, assets are valued by constantly amortizing over the remaining life of an instrument the difference between the principal amount due at maturity and the cost of the instrument to the Fund. The Trustees will from time to time review the extent of any deviation of the net asset value, as determined on the basis of the amortized cost method, from net asset value as it would be determined on the basis of available market quotations. If any deviation occurs which may result in unfairness either to new investors or existing shareholders, the Trustees will take such actions as they deem appropriate to eliminate or reduce such unfairness to the extent reasonably practicable. These actions may include selling portfolio instruments prior to maturity to realize gains or losses or to shorten the Fund's average portfolio maturity, withholding dividends, splitting, combining or otherwise recapitalizing outstanding shares or utilizing available market quotations to determine net asset value per share.

Since a dividend is declared to shareholders each time net asset value is determined, the net asset value per share of the Fund will normally remain constant at $1.00 per share. There is no assurance that the Fund can maintain the $1.00 per share value. Monthly, any increase in the value of a shareholder's investment from dividends is reflected as an increase in the number of shares in the shareholder's account or is distributed as cash if a shareholder has so elected.

It is expected that the Fund's net income will be positive each time it is determined. However, if because of a sudden rise in interest rates or for any other reason the net income of the Fund determined at any time is a negative amount, the Fund will offset the negative amount against income accrued during the month for each shareholder account. If at the time of payment of a distribution such negative amount exceeds a shareholder's portion of accrued income, the Fund may reduce the number of its outstanding shares by treating the shareholder as having contributed to the capital of the Fund that number of full or fractional shares which represents the amount of excess. By investing in the Fund, shareholders are deemed to have agreed to make such a contribution. This procedure is intended to permit the Fund to maintain its net asset value at $1.00 per share.

If in the view of the Trustees it is inadvisable to continue the practice of maintaining net asset value at $1.00 per share, the Trustees reserve the right to alter the procedures for determining net asset value. The Fund will notify shareholders of any such alteration.

The NAV for the Fund is determined twice each business day at 12 noon and at the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern Time), by dividing the net assets by the number of its shares outstanding. To help the Fund maintain its $1 constant share price, portfolio investments are valued at cost, and any discount or premium created by market movements is amortized to maturity.

PURCHASE OF SHARES

Shares of the Fund are offered at a price equal to their net asset value per share which will normally be constant at $1.00. Share certificates will not be issued unless requested by the shareholder in writing, and then only will be issued for full shares.

SPECIAL REDEMPTIONS

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one account.

ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege. The Fund permits exchanges of Fund shares for shares of other funds and portfolios managed by the Adviser.

The Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.

The Fund may refuse any exchange order. The Fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "TAX STATUS".


Systematic Withdrawal Plan. Tthe Fund permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds from the redemption of Fund shares. The Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to John Hancock Signature Services, Inc. ("Signature Services").


Monthly Automatic Accumulation Program ("MAAP"). This program is explained in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

The investments will be drawn on or about the day of the month indicated.

The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the non-payment of any checks.

The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the due date of any investment.

DESCRIPTION OF THE FUND'S SHARES

The Trustees of the Trust are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares of the Fund and one other series. Additional series may be added in the future. The Declaration of Trust also authorizes the Trustees to classify and reclassify the shares of the Fund, or any other series of the Trust, into one or more classes. As of the date of this Statement of Additional Information, the Trustees have authorized the issuance of one class of shares of the Fund.

The shares of the Fund represent an equal proportionate interest in the aggregate net assets attributable to the Fund.

In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable except as set forth below.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Trust. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Furthermore, no Fund included in this Fund's prospectus shall be liable for the liabilities of any other John Hancock Fund. Liability is therefore limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.


The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or policies of any regulatory authority. John Hancock does not accept credit card checks. Use of information provided on the account application may be used by the Fund to verify the accuracy of the information or background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts.


TAX STATUS


Each series of the Trust, including t he Fund is treated as a separate entity for tax purposes. The Fund has qualified as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to so qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the Fund will not be subject to Federal income tax on taxable income (including net realized capital gains, if any) which is distributed to shareholders in accordance with the timing requirements of the Code.


The Fund will be subject to a 4% nondeductible federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to seek to avoid or minimize liability for such tax by satisfying such distribution requirements.

Distributions from the Fund's current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. If these distributions are paid from the Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain," they will be taxable as long-term capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss investment company taxable income is all taxable income and capital gains or losses, other than those gains or losses taken into account in computing net capital gain, after reduction by deductible expenses. It is not likely that the Fund will earn or distribute any net capital gain.) As a result of federal tax legislation enacted on August 5, 1997 (the "Act"), gain recognized after May 6, 1997 from the sale of capital asset is taxable to individual (noncorporate) investors at different maximum federal income tax rates, depending generally upon the tax holding period for the asset, the federal income tax bracket of the taxpayer, and the dates the asset was acquired and/or sold. The Treasury Department has issued guidance under the Act that enables the Fund to pass through to its shareholders the benefits of the capital gains rates enacted in the Act. Shareholders should consult their own tax advisers on the correct application of these new rules in their particular circumstances. Some distributions may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. Distributions from the Fund will not qualify for the dividends-received deduction for any corporate shareholder. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.


Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.


Upon a redemption or other disposition of shares (including by exercise of the exchange privilege) a shareholder ordinarily will not realize a taxable gain or loss if, as anticipated, the Fund maintains a constant net asset value per share. If the Fund is not successful in maintaining a constant net asset value per share, a redemption may produce a taxable gain or loss.

For Federal income tax purposes, the Fund is permitted to carry forward a net capital loss in any year to offset net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund and would not be distributed as such to shareholders. The Fund does not have any capital loss carryforwards.


Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangibles taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although the Fund may in its sole discretion provide relevant information to shareholders.

The Fund will be required to report to the Internal Revenue Service (the "IRS") all taxable distributions to shareholders, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions may be subject to backup withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies the Fund that the number furnished by the shareholders is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. The Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.



The foregoing discussion relates solely to U.S. Federal income tax laws applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Dividends, capital gain distributions (if any), and ownership of or gains realized (if any) on the redemption (including an exchange) of shares of the Fund may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

Non-U.S. investors not engaged in U.S. trade or business with which their Fund investment is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8 or authorized substitute for Form W-8 is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.


The Fund is not subject to Massachusetts corporate excise or franchise taxes. The Fund anticipates that, provided that the Fund qualifies as a regulated investment company under the Code, the Fund will also not be required to pay any Massachusetts income tax.

CALCULATION OF PERFORMANCE

For the purposes of calculating yield, daily income per share consists of interest and discount earned on the Fund's investments less provision for amortization of premiums and applicable expenses, divided by the number of shares outstanding, but does not include realized or unrealized appreciation or depreciation.

In any case in which the Fund reports its annualized yield, it will also furnish information as to the average portfolio maturities of the Fund. It will also report any material effect of realized gains or losses or unrealized appreciation on dividends which have been excluded from the computation of yield.

Yield calculations are based on the value of a hypothetical preexisting account with exactly one share at the beginning of the seven day period. Yield is computed by determining the net change in the value of the account during the base period and dividing the net change by the value of the account at the beginning of the base period to obtain the base period return. Base period is multiplied by 365/7 and the resulting figure is carried to the nearest 100th of a percent. Net change in account value during the base period includes dividends declared on the original share, dividends declared on any shares purchased with dividends of that share and any account or sales charges that would affect an account of average size, but excludes any capital changes.

Effective yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

               EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7]-1

The yield of the Fund is not fixed or guaranteed. Yield quotations should not be considered to be representations of yield of the Fund for any period in the future. The yield of the Fund is a function of available interest rates on money market instruments, which can be expected to fluctuate, as well as of the quality, maturity and types of portfolio instruments held by the Fund and of changes in operating expenses. The Fund's yield may be affected if, through net sales of its shares, there is a net investment of new money in the Fund which the Fund invests at interest rates different from that being earned on current portfolio instruments. Yield could also vary if the Fund experiences net redemptions, which may require the disposition of some of the Fund's current portfolio instruments.

From time to time, in reports and promotional literature, the Fund's yield and total return will be ranked or compared to indices of mutual funds and bank deposit vehicles such as Lipper Analytical Services, Inc. "Lipper-Fixed Income Fund Performance Analysis," a monthly publication which tracks net assets, total return, and yield on mutual funds in the United States or "IBC/Donahue's Money Fund Report," a similar publication. Comparisons may also be made to bank Certificates of Deposit, which differ from mutual funds, like the Fund, in several ways. The interest rate established by the sponsoring bank is fixed for the term of a CD, there are penalties for early withdrawal from CD's and the principal on a CD is insured. Unlike CD's, which are insured as to principal, an investment in the Fund is not insured or guaranteed.

Performance rankings and ratings, reported periodically in national financial publications such as MONEY MAGAZINE, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, MICROPAL, INC., MORNINGSTAR, STANGER'S and BARRON'S, will also be utilized. The Fund's promotional and sales literature may make reference to the Fund's "beta." Beta is a reflection of the market-related risk of the Fund by showing how responsive the Fund is to the market.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commission are made by the Adviser pursuant to recommendations made by its investment committee of the Adviser and affiliates and Trustees who are interested persons of the Fund. Orders for purchases and sales of securities are placed in a manner which, in the opinion of the Adviser, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market makers reflect a "spread." Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions.

The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and other policies that the Trustees may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the Adviser of the Fund, and their value and expected contribution to the performance of the Fund. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser. The receipt of research information is not expected to reduce significantly the expenses of the Adviser. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will make no commitments to allocate portfolio transactions upon any prescribed basis. While the Adviser's officers will be primarily responsible for the allocation of the Fund's brokerage business, their policies and practices of the Adviser in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees. For the fiscal years ended May 31, 1996, 1995 and 1994, no negotiated brokerage commissions were paid on portfolio transactions. Also, for the period from June 1, 1996 to March 31, 1997, no negotiated brokerage commissions were paid on portfolio transactions.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that the price is reasonable in light of the services provided and to policies that the Trustees may adopt from time to time. During the period from June 1, 1996 to March 31, 1997, the Fund did not pay commissions as compensation to any brokers for research services such as industry, economic and company reviews and evaluations of securities.

The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of John Hancock Distributors, Inc., a broker dealer ("Distributors" or "Affiliated Broker"). Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through Affiliated Brokers. For the period from June 1, 1996 to March 31, 1997, the Fund did not execute any portfolio transactions with any Affiliated Brokers.

Distributors may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers, except for accounts for which the Affiliated Broker acts as a clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not interested persons (as defined in the Investment Company
Act) of the Fund, the Adviser or the Affiliated Brokers. Because the Adviser, which is affiliated with the Affiliated Brokers, has, as an investment adviser to the Fund, the obligation to provide investment management services, which includes elements of research and related investment skills, such research and related skills will not be used by the Affiliated Brokers as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

Other investment advisory clients advised by the Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund of the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, MA 02217- 1000, a wholly owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. The Fund pays an annual fee of $20.00 per shareholder , plus out-of-pocket expenses. These expenses are aggregated and charged to the Fund and allocated on the basis of the relative net asset values.

CUSTODY OF PORTFOLIO

Portfolio securities of the Fund are held pursuant to a custodian agreement between the Fund and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. Under the custodian agreement, the custodian performs custody, portfolio and fund accounting services.

INDEPENDENT AUDITORS

The independent auditors of the Fund are Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116. The financial statements of the Fund included in the Prospectus and this Statement of Additional Information as of the Fund's fiscal period ended March 31, 1997 have been audited by Ernst & Young LLP for the periods indicated in their report thereon appearing elsewhere herein, and are included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS


The financial statements listed below are included and incorporated by reference into Part B of the Registration Statement for U.S. Government Cash Reserve 1997 Annual Report to Shareholders for the year ended March 31, 1997; (filed electronically on May 20, 1997; file nos. 811-2485 and 2-50931; accession number 0000928816-97-000153) and 1997 Semiannual Reports to Shareholders for the Semiannual period ended September 30, 1997; (filed electronically on November 24, 1997; file nos. 811-2485 and 2-50931); accession number
0001010521-97-000422.

John Hancock Current Interest
  John Hancock U.S. Government Cash Reserve

  Statement of Assets and Liabilities as of March 31, 1997.
  Statement of Operations for the period from June 1, 1996 to March 31, 1997. Statement of Changes in Net Asset for each of the periods indicated therein. Financial Highlights for each of the periods indicated therein.
  Schedule of Investments as of March 31, 1997.
  Notes to Financial Statements.
  Report of Independent Auditors.

  Statement of Assets and Liabilities as of September 30, 1997 (unaudited). Statement of Operations for the six months ended September 30, 1997
     (unaudited).
  Statement of Changes in Net Assets for the six months ended September 30, 1997
     (unaudited).
  Notes to Financial Statements (unaudited).
  Financial Highlights for the period ended September 30, 1997 (unaudited). Schedule of Investments as of September 30, 1997 (unaudited).

                          JOHN HANCOCK CURRENT INTEREST

                                     PART C.

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a) The financial statements listed below are included in and incorporated by reference into Part B of the Registration Statement for Money Market Fund and U.S. Government Cash Reserve 1997 Annual Reports to Shareholders for the year ended March 31, 1997; (filed electronically on May 20, 1997) file nos. 811-2485 and 2-50931; accession number 0000928816-97-000153) and Money Market Fund and U.S. Government Cash Reserve 1997 Semiannual Reports to Shareholders for the Semiannual period ended September 30, 1997; (filed electronically on November 24, 1997); file nos. 811-2485 and 2-50931; accession number
0001010521-97-000422.

     John Hancock Money Market Fund

     Statement of Assets and Liabilities as of March 31, 1997.
     Statement of Operations for the period from November 1, 1996 to
      March 31, 1997.
     Statement of Changes in Net Asset for each of the periods indicated
      therein.
     Financial Highlights for each of the periods indicated therein. Schedule of Investments as of March 31, 1997.
     Notes to Financial Statements.
     Report of Independent Auditors.

     Statement of Assets and Liabilities as of September 30, 1997 (unaudited). Statement of Operations for the six months ended September 30, 1997
      (unaudited).
     Statement of Changes in Net Assets for the six months ended September 30,
      1997 (unaudited).
     Notes to Financial Statements (unaudited).
     Financial Highlights for the period ended September 30, 1997 (unaudited). Schedule of Investments as of September 30, 1997 (unaudited).

     John Hancock U.S. Government Cash Reserve

     Statement of Assets and Liabilities as of March 31, 1997.
     Statement of Operations for the period from June 1, 1996 to March 31, 1997. Statement of Changes in Net Asset for each of the periods indicated
      therein.
     Financial Highlights for each of the periods indicated therein.
     Schedule of Investments as of March 31, 1997.
     Notes to Financial Statements.
     Report of Independent Auditors.

     Statement of Assets and Liabilities as of September 30, 1997 (unaudited). Statement of Operations for the six months ended September 30, 1997
      (unaudited).
     Statement of Changes in Net Assets for the six months ended September 30,
      1997 (unaudited).
     Notes to Financial Statements (unaudited).
     Financial Highlights for the period ended September 30, 1997 (unaudited). Schedule of Investments as of September 30, 1997 (unaudited).

     (b) Exhibits:

     The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

Item 25.  Persons Controlled by or under Common Control with Registrant

     No person is directly or indirectly controlled by or under common control with the Registrant.

Item 26.  Number of Holders of Securities

     As of February 2, 1998, the number of record holders of shares of Registrant was as follows:

                Title of Class                     Number of Record Holders
                --------------                     ------------------------

        U.S. Government Cash Reserve                      3,713
        Money Market Fund - Class A                      44,176
        Money Market Fund - Class B                      16,278


Item 27.  Indemnification

     (a) Indemnification provisions relating to the Registrant's Trustees, officers, employees and agents is set forth in Article VII of the Registrant's By Laws included as Exhibit 2 herein.

     (b) Under Section 12 of the Distribution Agreement, John Hancock Funds, Inc. ("John Hancock Funds" ) has agreed to indemnify the Registrant and its Trustees, officers and controlling persons against claims arising out of certain acts and statements of John Hancock Funds.

     Section 9(a) of the By-Laws of John Hancock Mutual Life Insurance Company ("Insurance Company") provides, in effect, that the Insurance Company will, subject to limitations of law, indemnify each present and former director, officer and employee of the of the Insurance Company who serves as a Trustee or officer of the Registrant at the direction or request of the Insurance Company against litigation expenses and liabilities incurred while acting as such, except that such indemnification does not cover any expense or liability incurred or imposed in connection with any matter as to which such person shall be finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Insurance Company. In addition, no such person will be indemnified by the Insurance Company in respect of any liability or expense incurred in connection with any matter settled without final adjudication unless such settlement shall have been approved as in the best interests of the Insurance Company either by vote of the Board of Directors at a meeting composed of directors who have no interest in the outcome of such vote, or by vote of the policyholders. The Insurance Company may pay expenses incurred in defending an action or claim in advance of its final disposition, but only upon receipt of an undertaking by the person indemnified to repay such payment if he should be determined not to be entitled to indemnification.

     Article IX of the respective By-Laws of John Hancock Funds and John Hancock Advisers, Inc. ("the Adviser") provide as follows:

"Section 9.01. Indemnity: Any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was at any time since the inception of the Corporation a director, officer, employee or agent of the Corporation, or is or was at any time since the inception of the Corporation serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and the liability was not incurred by reason of gross negligence or reckless disregard of the duties involved in the conduct of his office, and expenses in connection therewith may be advanced by the Corporation, all to the full extent authorized by the law."

"Section 9.02. Not Exclusive; Survival of Rights: The indemnification provided by Section 9.01 shall not be deemed exclusive of any other right to which those indemnified may be entitled, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person."

Insofar as indemnification for liabilities under the Securities Act of 1933 (the "Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the Registrant's Declaration of Trust and By-Laws of John Hancock Funds, the Adviser, or the Insurance Company or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Advisers

     For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and Directors of the Adviser, reference is made to Forms ADV (801-8124) filed under the Investment Advisers Act of 1940, which is incorporated herein by reference.

Item 29.  Principal Underwriters

(a) John Hancock Funds acts as principal underwriter for the Registrant and also serves as principal underwriter or distributor of shares for John Hancock Cash Reserve, Inc., John Hancock Bond Trust, John Hancock Current Interest, John Hancock Series Trust, John Hancock Tax-Free Bond Trust, John Hancock California Tax-Free Income Fund, John Hancock Capital Series, John Hancock Special Equities Fund, John Hancock Sovereign Bond Fund, John Hancock Tax-Exempt Series, John Hancock Strategic Series, John Hancock World Fund, John Hancock Investment Trust, John Hancock Institutional Series Trust, John Hancock Investment Trust II and John Hancock Investment Trust III.

(b) The following table lists, for each director and officer of John Hancock Funds, the information indicated.


       Name and Principal                Positions and Offices               Positions and Offices
        Business Address                    with Underwriter                    with Registrant
        ----------------                    ----------------                    ---------------
Edward J. Boudreau, Jr.            Director, Chairman, President and      Trustee, Chairman and Chief
101 Huntington Avenue                   Chief Executive Officer                Executive Officer
Boston, Massachusetts

Robert H. Watts                         Director, Executive Vice                      None
John Hancock Place                   President and Chief Compliance
P.O. Box 111                                    Officer
Boston, Massachusetts

Robert G. Freedman                              Director                    Vice Chairman and Chief
101 Huntington Avenue                                                          Investment Officer
Boston, Massachusetts

Osbert M. Hood                           Senior Vice President                        None
101 Huntington Avenue                             and
Boston, Massachusetts                   Chief Financial Officer

David A. King                                   Director                              None
101 Huntington Avenue
Boston, Massachusetts

James B. Little                          Senior Vice President             Senior Vice President and
101 Huntington Avenue                                                       Chief Financial Officer
Boston, Massachusetts

John A. Morin                        Vice President and Secretary              Vice President
101 Huntington Avenue
Boston, Massachusetts

Susan S. Newton                             Vice President                     Vice President
101 Huntington Avenue                                                           and Secretary
Boston, Massachusetts

Christopher M. Meyer                 Vice President and Treasurer                   None
101 Huntington Avenue
Boston, Massachusetts


                                      C-4


       Name and Principal                Positions and Offices               Positions and Offices
        Business Address                    with Underwriter                    with Registrant
        ----------------                    ----------------                    ---------------

Stephen L. Brown                               Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Thomas E. Moloney                              Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Jeanne M. Livermore                            Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Richard S. Scipione                            Director                            Trustee
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Anne C. Hodsdon                         Director and Executive                    President
101 Huntington Avenue                       Vice President
Boston, Massachusetts

John M. DeCiccio                               Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Foster  L. Aborn                               Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

David F. D'Alessandro                          Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

William C. Fletcher                            Director                              None
53 State Street
Boston, Massachusetts

                                      C-5


       Name and Principal                Positions and Offices               Positions and Offices
        Business Address                    with Underwriter                    with Registrant
        ----------------                    ----------------                    ---------------

James V. Bowhers                       Executive Vice President                      None
101 Huntington avenue
Boston, Massachusetts

Anthony P. Petrucci                    Executive Vice President                      None
101 Huntington Avenue
Boston, Massachusetts

Richard O. Hansen                        Senior Vice President                       None
101 Huntington Avenue
Boston, Massachusetts

Charles H. Womack                        Senior Vice President                       None
6501 Americas Parkway
Suite 950
Albuquerque, New Mexico

Keith F. Hartstein                       Senior Vice President                       None
101 Huntington Avenue
Boston, Massachusetts

J. William Benintende                       Vice President                           None
101 Huntington Avenue
Boston, Massachusetts

Griselda Lyman                              Vice President                           None
101 Huntington Avenue
Boston, Massachusetts

Karen F. Walsh                              Vice President                           None
101 Huntington Avenue
Boston, Massachusetts

Kristine Pancare                            Vice President                           None
101 Huntington Avenue
Boston, Massachusetts

Gary Cronin                                 Vice President                           None
101 Huntington Avenue
Boston, Massachusetts

     (c) None.

Item 30.  Location of Accounts and Records

     The Registrant maintains the records required to be maintained by it under Rules 31a-1 (a), 31a-1(b), and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at 101 Huntington Avenue, Boston Massachusetts 02199-7603. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main offices of Registrant's Transfer Agent and Custodian.

Item 31.  Management Services

     Not applicable.

Item 32.  Undertakings

     (a) Not applicable

     (b) Not applicable

     (c) Registrant hereby undertakes to furnish each person to whom a prospectus with respect to a series of the Registrant is delivered with a copy of the latest annual report to shareholders with respect to that series upon request and without charge.

     (d) Registrant undertakes to comply with Section 16(c) of the Investment Company Act of 1940, as amended which relates to the assistance to be rendered to shareholders by the Trustees of the Registrant in calling a meeting of shareholders for the purpose of voting upon the question of the removal of a trustee.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 20th day of February, 19987.

                                             JOHN HANCOCK CURRENT INTEREST


                                             By:            *
                                                 -------------------------
                                                 Edward J. Boudreau, Jr.
                                                 Chairman and Chief Executive
                                                 Officer

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


       Signature                                  Title                             Date
       ---------                                  -----                             ----
             *
------------------------            Chairman and Chief Executive
Edward J. Boudreau, Jr.             Officer (Principal Executive Officer)


/s/ James B. Little
------------------------            Senior Vice President and Chief             February 20, 1998
James B. Little                     Financial Officer (Principal
                                    Financial and Accounting Officer)

             *
------------------------            Trustee
James F. Carlin

             *
------------------------            Trustee
William H. Cunningham

             *
------------------------            Trustee
Charles F. Fretz

             *
------------------------            Trustee
Harold R. Hiser, Jr.

             *
------------------------            Trustee
Anne C. Hodsdon


                                      C-8


       Signature                                  Title                             Date
       ---------                                  -----                             ----

             *
------------------------            Trustee
Charles L. Ladner

             *
------------------------            Trustee
Leo E. Linbeck, Jr.

             *
------------------------            Trustee
Patricia P. McCarter

             *
------------------------            Trustee
Steven R. Pruchansky

             *
------------------------            Trustee
Richard S. Scipione

             *
------------------------            Trustee
Norman H. Smith

             *
------------------------            Trustee
John P. Toolan



*By:     /s/ Susan S. Newton
         -------------------                                                    February 20, 1998
         Susan S. Newton,
         Attorney-in-Fact under
         Powers of Attorney dated
         June 25, 1996.


                          John Hancock Current Interest

                                  EXHIBIT INDEX

Exhibit No.                    Exhibit Description

99.B1          Amended and Restated Declaration of Trust dated July 1, 1996.**

99.B2          Amended and Restated By-Laws dated November 19, 1996.***

99.B3          Not Applicable

99.B4          Not Applicable

99.B5 Investment Management Contract between John Hancock Advisers, Inc. and the Registrant on behalf of U.S. Government Cash Reserve Fund.*

99.B5.1        Investment Management Contract between John Hancock Adviser, Inc.
               and the Registrant of behalf of Money Market Fund.***

99.B6 Distribution Agreement between John Hancock Broker Distribution Services, Inc. and the Registrant dated December 22, 1994.*

99.B6.1        Amendment to Distribution Agreement dated December 2, 1996.***

99.B6.2 Form of Financial Institution Sales and Service Agreement between John Hancock Funds, Inc. and the John Hancock funds.*

99.B7          Not Applicable

99.B8 Master Custodian Agreement between the John Hancock funds and Investors Bank and Trust Company.*

99.B9 Master Transfer Agency and Service Agreement between John Hancock Funds, Inc. and the John Hancock Signature Services, Inc. dated June 3, 1997.+

99.B10         Not Applicable

99.B11         Consent of Independent Auditors.+

99.B12         Not Applicable

99.B13         Not Applicable

99.B14         Not Applicable

99.B15 Class A Distribution Plan between John Hancock Money Market Fund and John Hancock Funds, Inc. dated December 2, 1996.***

99.B15.1 Class B Distribution Plan between John Hancock Money Market Fund and John Hancock Funds, Inc. dated December 2, 1996.***

99.B16         Schedule of Computation of Yield and Total Return.**

99.27.1A       Money Market - Annual+
99.27.1B       Money Market - Annual+
99.27.2        U.S. Government Cash Reserve - Annual+
99.27.3A       Money Market - Semiannual+
99.27.3B       Money Market - Semiannual+
99.27.4        U.S. Governemnt Cash Reserve - Semiannual+


* Previously filed electronically with post-effective amendment number 48 (file nos. 811-02485 and 2-50931 ) on September 27, 1995, accession number 0000950135-95-001114.

** Previously filed electronically with post-effective amendment number 51 (file numbers 811-02485 and 2-50931) on August 26, 1996, accession number 0001010521-96-000145).

*** Previously filed electronically with post-effective amendment number 54 (file numbers 811-02485 and 2-50931) on February 28, 1997, accession number 0001010521-97-000231.

+    Filed herewith.